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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8323
                                   -----------------------------------------

              Seix Funds, Inc.
           ------------------------------------------------------
              (Exact name of Registrant as specified in charter)

              300 Tice Blvd.,    Woodcliff Lake, NJ                07677
           ----------------------------------------------------------------
              (Address of principal executive offices)           (Zip code)

              Christina Seix, Chairman of the Board, Principal Executive Officer 300 Tice Blvd., Woodcliff Lake, NJ 07677
           ---------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code: 201-391-0300
                                                   -----------------
Date of fiscal year end:   10/31/2003
                         -------------------------

Date of reporting period:  11/01/02 - 04/30/03
                          -----------------------

                               FORM N-CSR(2 OF 3)

ITEM 1 (REPORT TO SHAREHOLDERS):  The Annual Report is attached.

                                SEIX FUNDS, INC.

                              Seix Core Bond Fund
                          Seix Intermediate Bond Fund
                              Seix High Yield Fund
                           Seix Limited Duration Fund

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2003

SEIX FUNDS, INC.
PRESIDENT'S LETTER
--------------------------------------------------------------------------------

                                                                    June 4, 2003

Dear Shareholder:

We are pleased to provide you with information about the Seix Funds for the period ended April 30, 2003.

We greatly appreciate your participation in the Fund. We welcome the opportunity to discuss the objectives and results of the Fund. Please do not hesitate to contact us with any questions or comments you may have regarding this report.

Sincerely,

/s/ Chistina Seix                                                /s/ John Talty
      Christina Seix, Chairman                                            John Talty, President

SEIX FUNDS, INC.

TABLE OF CONTENTS

Portfolio of Investments
    Seix Core Bond Fund...........................   1
    Seix Intermediate Bond Fund...................   7
    Seix High Yield Fund..........................  12
    Seix Limited Duration Fund....................  19

Statements of Assets and Liabilities..............  21

Statements of Operations..........................  22

Statements of Changes in Net Assets...............  23

Financial Highlights..............................  25

Notes to Financial Statements.....................  31

SEIX FUNDS, INC.

Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      COUPON
APRIL 30, 2003                         RATE     MATURITY    PAR/FACE     VALUE (A)

------------------------------------------------------------------------------------

    U.S. GOVERNMENT & AGENCY OBLIGATIONS:
     52.2%
    U.S. TREASURY OBLIGATIONS: 16.9%
    U.S. Treasury Bond                 3.000%  07/15/2012  $1,725,663   $ 1,853,469
    U.S. Treasury Bond                 5.375%  02/15/2031   1,320,000     1,440,347
    U.S. Treasury Note                 3.875%  06/30/2003     925,000       929,409
    U.S. Treasury Note                 3.875%  02/15/2013      50,000        50,066
    U.S. Treasury Note                 4.250%  05/31/2003   1,630,000     1,634,139
                                                                        -----------
                                                                          5,907,430
                                                                        -----------
    U.S. GOVERNMENT AGENCY OBLIGATIONS AND
     PASS-THROUGH CERTIFICATES: 30.8%
    FHLMC                              8.500%  03/01/2020       4,784         5,143
    FHLMC (TBA)                        5.500%  06/01/2033   1,514,000     1,548,537
    FHLMC (TBA)                        6.000%  06/01/2031   1,914,000     1,985,178
    FNMA                               6.500%  02/01/2029      74,670        78,018
    FNMA (TBA)                         4.500%  06/01/2018     102,000       102,829
    FNMA (TBA)                         5.000%  06/01/2018   1,041,000     1,068,326
    FNMA (TBA)                         5.500%  06/01/2017   1,259,000     1,306,605
    FNMA (TBA)                         6.500%  05/01/1930   1,784,000     1,863,723
    FNMA (TBA)                         7.000%  06/01/2029   1,094,000     1,155,537
    GNMA (TBA)                         6.000%  05/01/2033     122,000       127,528
    GNMA (TBA)                         6.500%  05/01/2029     388,000       407,764
    GNMA (TBA)                         7.000%  05/01/2031   1,093,000     1,158,921
                                                                        -----------
                                                                         10,808,109
                                                                        -----------
    U.S. GOVERNMENT AGENCY COLLATERALIZED
     MORTGAGE OBLIGATIONS: 4.5%
    FNMA - Pool # 254479               6.500%  10/01/2032      94,283        98,510
    FNMA - Pool # 303076               6.500%  09/01/2024      93,954        98,166
    FNMA - Pool # 313877               6.500%  12/01/2027      35,470        37,115
    FNMA - Pool # 323835               6.500%  05/01/2029     114,169       119,287
    FNMA - Pool # 415783               6.500%  05/01/2028      11,442        11,966
    FNMA - Pool # 415796               6.500%  05/01/2028       2,994         3,131
    FNMA - Pool # 415956               6.500%  05/01/2028       5,033         5,264
    FNMA - Pool # 433330               6.500%  08/01/2028       7,477         7,813
    FNMA - Pool # 451121               6.500%  11/01/2028      44,362        46,394
    FNMA - Pool # 535285               6.500%  02/01/2030      28,584        29,893
    FNMA - Pool # 535899               6.000%  04/01/2031     144,862       150,958
    FNMA - Pool # 540913               7.000%  06/01/2031      27,280        29,000
    FNMA - Pool # 543302               6.500%  05/01/2029      12,778        13,351
    FNMA - Pool # 635186               6.500%  09/01/2032     604,579       631,684
    GNMA - Pool # 485909               7.500%  04/15/2031      14,205        15,163
    GNMA - Pool # 506673               7.500%  04/15/2029       8,759         9,349
    GNMA - Pool # 536081               7.500%  01/15/2031      32,902        35,121
    GNMA - Pool # 544535               7.500%  05/15/2031      16,334        17,436
    GNMA - Pool # 550497               7.500%  05/15/2031      51,939        55,441
    GNMA - Pool # 571206               7.500%  09/15/2031     112,017       119,569
    GNMA - Pool # 574848               7.500%  11/15/2031      29,909        31,926
                                                                        -----------
                                                                          1,566,537
                                                                        -----------

     TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST - $18,170,910)     18,282,076
                                                                        -----------

    CORPORATE OBLIGATIONS: 34.8%
    AEROSPACE & DEFENSE: 0.5%
    Boeing Co. (The)                   6.125%  02/15/2033      20,000        20,038
    Systems 2001 Asset Trust, Ser.
      2001, Class G (144A)             6.664%  09/15/2013     128,858       140,408
                                                                        -----------
                                                                            160,446
                                                                        -----------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2003                                    RATE     MATURITY    PAR/FACE    VALUE (A)

    AIRLINES: 0.3%
    Continental Airlines, Inc., Ser. 1999-2,
      Class A-1                                    7.256%  03/15/2020  $   29,015   $    24,785
    Delta Air Lines, Inc., Ser. 2001-1, Class
      A-2                                          7.111%  09/18/2011      40,000        38,427
    Southwest Airlines Co.                         6.500%  03/01/2012      55,000        58,592
                                                                                    -----------
                                                                                        121,804
                                                                                    -----------
    AUTOMOTIVE: 3.5%
    Daimler Chrysler North America Holdings
      Corp.                                        8.500%  01/18/2031     145,000       181,344
    DaimlerChrysler NA Holding Corp.               4.750%  01/15/2008     100,000       103,306
    ERAC USA Finance Co. (144A)                    7.350%  06/15/2008     120,000       136,061
    Ford Motor Credit Co.                          7.450%  07/16/2031     440,000       391,614
    General Motors Acceptance Corp.                8.000%  11/01/2031     400,000       416,615
                                                                                    -----------
                                                                                      1,228,940
                                                                                    -----------
    BANKING: 2.5%
    Bank One Corp.                                 7.625%  08/01/2005      85,000        95,351
    Core Invest Grade Bond Trust                   4.727%  11/30/2007     120,000       124,295
    First Union Capital I                          8.040%  12/01/2026      40,000        46,421
    First Union Corp.                              7.550%  08/18/2005     105,000       117,870
    Golden West Financial Corp.                    4.125%  08/15/2007      90,000        93,730
    J.P. Morgan Chase & Co.                        6.625%  03/15/2012      85,000        95,862
    KeyCorp                                        4.625%  05/16/2005      70,000        73,478
    Royal Bank of Scotland - Yankee (FRN)          7.648%  08/31/2049     105,000       127,156
    Societe Generale Real Estate, Ser. A -
      Preferred - (Yankee) (FRN) (144A)            7.640%  12/29/2049      80,000        89,028
                                                                                    -----------
                                                                                        863,191
                                                                                    -----------
    BEVERAGES, FOOD & TOBACCO: 0.5%
    Coca-Cola Co.                                  4.000%  06/01/2005     100,000       104,600
    Kellogg Co.                                    6.625%  01/29/2004      65,000        67,173
                                                                                    -----------
                                                                                        171,773
                                                                                    -----------
    CHEMICALS: 0.2%
    Eastman Chemical Co.                           7.000%  04/15/2012      65,000        73,232
                                                                                    -----------
    COMMERCIAL SERVICES: 0.6%
    International Lease Finance Corp.              5.625%  06/01/2007      55,000        57,572
    International Lease Finance Corp.              5.875%  05/01/2013      30,000        30,440
    Waste Management, Inc.                         6.500%  11/15/2008     110,000       123,219
                                                                                    -----------
                                                                                        211,231
                                                                                    -----------
    COMMUNICATIONS: 0.4%
    News America Holdings, Inc.                    9.250%  02/01/2013     120,000       153,266
                                                                                    -----------
    COMPUTER SOFTWARE & PROCESSING: 0.1%
    NCR Corp. (144A)                               7.125%  06/15/2009      40,000        42,544
                                                                                    -----------
    COSMETICS & PERSONAL CARE: 0.5%
    Dial Corp.                                     7.000%  08/15/2006      95,000       104,957
    Gillette Co. (The) (144A)                      3.750%  12/01/2004      55,000        56,869
                                                                                    -----------
                                                                                        161,826
                                                                                    -----------
    ELECTRIC UTILITIES: 3.8%
    Appalachian Power Co.                          4.800%  06/15/2005      50,000        52,120
    Carolina Power & Light, Inc.                   6.500%  07/15/2012      40,000        45,290
    Cincinnati Gas & Electric Co.                  5.700%  09/15/2012      45,000        47,996
    Commonwealth Edison Trst                       6.350%  03/15/2033      65,000        63,900
    Dominion Resources Capital Trust III           8.400%  01/15/2031      60,000        74,292
    Dominion Resources, Inc.                       7.625%  07/15/2005      75,000        83,307
    Entergy Gulf States, Inc. (144A)               5.200%  12/03/2007      55,000        56,330
    Exelon Generation Co. LLC                      6.950%  06/15/2011      30,000        33,630
    Florida Power & Light Co.                      6.875%  12/01/2005      35,000        39,025

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2003                                    RATE     MATURITY    PAR/FACE    VALUE (A)

    General Electric Co.                           5.000%  02/01/2013  $  290,000   $   299,738
    MidAmerican Energy Holdings Co.                7.520%  09/15/2008      50,000        57,959
    Oncor Electric Delivery Co.                    7.000%  05/01/2032      95,000       107,693
    Powergen US Funding LLC                        4.500%  10/15/2004      60,000        61,619
    PSE&G Power LLC                                7.750%  04/15/2011      85,000       100,793
    Schlumberger Technology Corp. (144A)           6.500%  04/15/2012      95,000       107,664
    TXU Energy Co. (144A)                          7.000%  03/15/2013      90,000        99,383
                                                                                    -----------
                                                                                      1,330,739
                                                                                    -----------
    ENTERTAINMENT & LEISURE: 0.2%
    Harrah's Operating Co., Inc.                   7.500%  01/15/2009      55,000        62,447
                                                                                    -----------
    FINANCIAL SERVICES: 7.4%
    BNP US Funding, LLC (FRN) (144A)               7.738%  12/31/2049     165,000       191,368
    Capital One Bank                               8.250%  06/15/2005     100,000       108,351
    CIT Group, Inc.                                5.750%  09/25/2007      55,000        58,674
    CIT Group, Inc.                                7.375%  04/02/2007      60,000        67,203
    CIT Group, Inc.                                7.750%  04/02/2012      85,000        98,565
    Citigroup Inc.                                 5.875%  02/22/2033      45,000        46,183
    Citigroup, Inc.                                5.625%  08/27/2012      90,000        97,133
    Countrywide Credit Industries, Inc.            8.050%  06/15/2027     115,000       136,102
    Countrywide Home Loan                          5.250%  06/15/2004     100,000       103,919
    Credit Suisse First Boston USA, Inc.           6.500%  01/15/2012     120,000       133,322
    Goldman Sachs Group, Inc. (The)                6.600%  01/15/2012      60,000        67,645
    Household Finance Corp.                        7.625%  05/17/2032     125,000       154,787
    Household Finance Corp.                        6.375%  11/27/2012      55,000        60,676
    John Deere Capital Corp.                       3.900%  01/15/2008      60,000        61,230
    MBNA Corp.                                     7.500%  03/15/2012     190,000       216,244
    Merrill Lynch & Co.                            3.700%  04/21/2008      40,000        40,328
    Monumental Global Funding (144A)               5.200%  01/30/2007     205,000       219,486
    Natexis AMBS Co. LLC (144A)                    8.440%  12/29/2049     140,000       166,039
    SLM Corp. (FRN)                                1.971%  09/15/2005     375,000       375,091
    Washington Mutual, Inc.                        7.500%  08/15/2006     150,000       172,050
    Wells Fargo & Co.                              4.800%  07/29/2005      30,000        31,941
                                                                                    -----------
                                                                                      2,606,337
                                                                                    -----------
    FOREST PRODUCTS & PAPER: 0.6%
    Domtar, Inc.                                   7.875%  10/15/2011     115,000       136,583
    Sappi Pappier Holding AG (144A)                6.750%  06/15/2012      50,000        56,306
                                                                                    -----------
                                                                                        192,889
                                                                                    -----------
    HEALTH CARE PROVIDERS: 0.5%
    HCA, Inc.                                      7.125%  06/01/2006      60,000        64,503
    HCA-The Healthcare Co.                         7.875%  02/01/2011      40,000        45,019
    Wellpoint Health Network                       6.375%  06/15/2006      65,000        71,800
                                                                                    -----------
                                                                                        181,322
                                                                                    -----------
    HOME CONSTRUCTION, FURNISHINGS & APPLIANCES: 0.2%
    Lennar Corp.                                   5.950%  03/01/2013      30,000        31,929
    Pulte Homes, Inc.                              6.250%  02/15/2013      25,000        26,993
                                                                                    -----------
                                                                                         58,922
                                                                                    -----------
    INSURANCE: 1.9%
    AIG SunAmerica Global Financing IX (144A)      5.100%  01/17/2007      40,000        42,644
    Anthem Insurance Companies, Inc. (144A)        9.000%  04/01/2027     165,000       214,739
    Anthem Insurance Companies, Inc. (144A)        9.125%  04/01/2010      55,000        66,982
    Aon Corp.                                      6.700%  01/15/2007      55,000        60,036
    Marsh & McLennan Cos., Inc.                    5.375%  03/15/2007      85,000        91,663
    MetLife, Inc.                                  5.250%  12/01/2006      60,000        65,010

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2003                                    RATE     MATURITY    PAR/FACE    VALUE (A)

    Prudential Financial, Inc.                     3.750%  05/01/2008  $   55,000   $    55,245
    Travelers Property Casualty Corp. (144A)       6.375%  03/15/2033      50,000        53,238
                                                                                    -----------
                                                                                        649,557
                                                                                    -----------
    LODGING: 0.1%
    Harrah's Operating Co., Inc.                   7.125%  06/01/2007      30,000        32,934
                                                                                    -----------
    MEDIA - BROADCASTING & PUBLISHING: 2.1%
    Clear Channel Communications, Inc.             6.000%  11/01/2006      70,000        75,710
    Clear Channel Communications, Inc.             7.650%  09/15/2010      25,000        29,258
    Comcast Cable Communications                   6.750%  01/30/2011      40,000        44,150
    Comcast Cable Communications                   7.125%  06/15/2013     210,000       238,135
    News America Holdings, Inc.                    7.750%  12/01/2045     130,000       147,905
    Scholastic Corp.                               5.750%  01/15/2007      30,000        32,248
    Time Warner Entertainment Co.                  8.375%  03/15/2023      15,000        18,482
    Time Warner Entertainment Co.                  8.375%  07/15/2033      60,000        76,149
    Univision Communications, Inc.                 7.850%  07/15/2011      65,000        75,379
                                                                                    -----------
                                                                                        737,416
                                                                                    -----------
    MEDICAL SUPPLIES: 0.3%
    Johnson & Johnson                              8.720%  11/01/2024      95,000       108,344
                                                                                    -----------
    METALS: 0.8%
    Barrick Gold Finance, Inc.                     7.500%  05/01/2007      35,000        40,085
    Inco Ltd.                                      7.200%  09/15/2032     115,000       124,203
    Inco Ltd.                                      7.750%  05/15/2012      85,000        98,071
    Timken Co. (The)                               5.750%  02/15/2010      30,000        30,574
                                                                                    -----------
                                                                                        292,933
                                                                                    -----------
    OIL & GAS: 4.1%
    BP Capital Markets PLC                         4.000%  04/29/2005     125,000       130,510
    California Petroleum Transport Corp.           8.520%  04/01/2015     100,000       113,874
    Devon Financing Corp. ULC                      7.875%  09/30/2031     235,000       290,950
    Enterprise Products Partners LP (144A)         6.875%  03/01/2033      60,000        63,929
    Kinder Morgan, Inc.                            7.250%  03/01/2028     175,000       196,261
    KN Capital Trust III                           7.630%  04/15/2028     105,000       113,269
    Motiva Enterprises LLC (144A)                  5.200%  09/15/2012     100,000       102,516
    Nabors Industries, Inc.                        6.800%  04/15/2004      45,000        47,090
    PennzEnergy Co.                               10.250%  11/01/2005      20,000        23,309
    Phillips Petroleum Co.                         6.375%  03/30/2009      45,000        50,883
    Phillips Petroleum Co.                         8.750%  05/25/2010      80,000       100,717
    SEACOR SMIT, Inc.                              5.875%  10/01/2012      50,000        51,901
    Transocean Sedco Forex, Inc.                   9.500%  12/15/2008     115,000       145,961
                                                                                    -----------
                                                                                      1,431,170
                                                                                    -----------
    REAL ESTATE: 0.1%
    Simon Property Group LP                        6.375%  11/15/2007      45,000        49,256
                                                                                    -----------
    TELEPHONE SYSTEMS: 3.4%
    ALLTEL Corp.                                   7.875%  07/01/2032      85,000       110,976
    AT&T Corp.                                     8.000%  11/15/2031      75,000        83,504
    AT&T Wireless Services, Inc.                   8.750%  03/01/2031     275,000       342,440
    France Telecom SA                              8.700%  03/01/2006      55,000        62,462
    France Telecom SA (Yankee)                     8.500%  03/01/2031     115,000       152,963
    Sprint Capital Corp.                           8.750%  03/15/2032     190,000       208,050
    Telus Corp.                                    7.500%  06/01/2007      60,000        66,600
    Verizon Virginia, Inc., Ser. A                 4.625%  03/15/2013     175,000       173,855
                                                                                    -----------
                                                                                      1,200,850
                                                                                    -----------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2003                                    RATE     MATURITY    PAR/FACE    VALUE (A)

    TRANSPORTATION: 0.2%
    Continental Airlines, Inc.                     6.545%  02/02/2019  $   34,842   $    30,285
    Union Pacific Corp.                            7.600%  05/01/2005      50,000        55,049
                                                                                    -----------
                                                                                         85,334
                                                                                    -----------

     TOTAL CORPORATE OBLIGATIONS (COST - $11,175,481)                                12,208,703
                                                                                    -----------

    SOVEREIGN DEBT OBLIGATIONS: 0.4%
    MEXICO: 0.4%
    United Mexican States                          8.300%  08/15/2031     125,000       141,437
                                                                                    -----------

     TOTAL SOVEREIGN DEBT OBLIGATIONS (COST - $133,096)                                 141,437
                                                                                    -----------

    PREFERRED STOCKS: 0.4%
                                                                           SHARES
                                                                       ----------
    Centaur Funding Corp., Ser. B (144A) (Cost -
      $115,512)                                    9.080%                     110       128,322
                                                                                    -----------

    COLLATERALIZED MORTGAGE OBLIGATIONS: 3.7%
                                                                         PAR/FACE
                                                                       ----------
    Amortizing Residential Collateral Trust,
      Ser. 2002-BC3M, Class A (FRN)                2.080%  06/25/2032  $  339,210       338,680
    Amortizing Residential Collateral Trust,
      Ser. 2002-BC1F, Class A (FRN)                2.180%  01/25/2032     332,283       332,024
    Asset Securitization Corp., Ser. 1996-MD6,
      Class A1B                                    6.880%  11/13/2029     285,000       291,766
    IMPAC CMB Trust, Ser. 2002-1, Class A1 (FRN)   2.170%  03/25/2032     103,919       104,008
    IMPAC CMB Trust, Ser. 2002-3, Class A1 (FRN)   2.084%  06/25/2032     238,990       238,843
    Washington Mutual, Ser. 2000-1, Class A1
      (FRN)                                        6.403%  06/25/2024       3,358         3,359
                                                                                    -----------
     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST - $1,308,936)                    1,308,680
                                                                                    -----------

    ASSET BACKED SECURITIES: 24.7%
    Aames Mortgage Trust, Ser. 1999-1, Class AF    7.290%  07/15/2029      46,754        50,814
    Aames Mortgage Trust, Ser. 1999-2, Class AF    7.589%  10/15/2029      77,988        85,296
    American Express Master Trust, Ser. 2000-2,
      Class A (FRN)                                2.690%  09/17/2007     295,000       295,663
    American Express Master Trust, Ser. 2002-2,
      Class A (FRN)                                1.873%  05/15/2006     255,000       255,107
    BA Master Credit Card Trust, Ser. 2001-A,
      Class A (FRN)                                2.020%  06/15/2008     380,000       380,687
    Banc One Heloc Trust, Ser. 1996-A, Class A
      (FRN)                                        6.821%  05/15/2021      40,559        40,595
    Bank One Issuance Trust, Ser. 2003-A2, Class
      A2 (FRN)                                     1.388%  10/15/2008     276,000       275,999
    Chase Credit Card Master Trust, Ser. 1997-1,
      Class A (FRN)                                6.710%  10/15/2006     305,000       304,999
    Citibank Credit Card Issuance Trust, Ser.
      2002-A5, Class A5 (FRN)                      1.299%  09/17/2007     143,000       142,990
    Cityscape Home Equity Loan Trust, Ser.
      1996-3, Class AB                             7.650%  09/25/2025     110,000       109,908
    Contimortgage Home Equity Loan Trust, Ser.
      1998-3, Class A9 (FRN)                       5.819%  09/15/2028      94,898        94,837
    Countrywide Home Equity Loan Trust, Ser.
      2002-B, Class A1 (FRN)                       2.129%  04/15/2028     272,898       272,454
    Countrywide Home Equity Loan Trust, Ser.
      2002-D, Class A (FRN)                        2.020%  08/15/2028     276,049       275,028
    Delta Funding Home Equity Loan Trust, Ser.
      1999-3, Class A1F                            7.462%  09/15/2029      25,172        27,361
    Discover Card Master Trust I, Ser. 1999-5,
      Class A (FRN)                                2.705%  12/18/2006     295,000       295,199
    EQCC Home Equity Loan Trust, Ser. 1999-3,
      Class A7F                                    7.448%  08/25/2030      54,240        57,750
    Falcon Franchise Loan LLC, Ser. 2000-1,
      Class A1 (144A)                              7.382%  05/05/2010     212,100       233,647
    FHLMC Structured Pass Through Securities,
      Ser. T-21, Class A (FRN)                     1.560%  10/25/2029      11,601        11,638
    FHLMC Structured Pass Through Securities,
      Ser. T-49, Class AV (FRN)                    1.964%  12/25/2032     226,099       226,500
    First USA Credit Card Master Trust, Ser.
      1999-1, Class A (FRN)                        2.050%  10/19/2006     175,000       175,051
    First USA Credit Card Master Trust, Ser.
      1999-3, Class A (FRN)                        2.651%  01/19/2007     175,000       175,121
    Fleet Credit Card Master Trust II, Ser.
      2001-A, Class A (FRN)                        2.050%  08/15/2008     285,000       285,792
    Fleet Home Equity Loan Trust, Ser. 2003-1,
      Class A (FRN)                                1.570%  01/20/2033     219,000       219,000
    FNMA Grantor Trust, Ser. 2002-T10, Class A1
      (FRN)                                        1.943%  06/25/2032     245,564       244,796
    FNMA Grantor Trust, Ser. 2002-T13, Class A1
      (FRN)                                        1.920%  08/25/2032     329,216       328,274

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2003                                    RATE     MATURITY    PAR/FACE    VALUE (A)

    FNMA Grantor Trust, Ser. 2003-T3, Class A1
      (FRN)                                        1.460%  06/25/2033     258,819       259,200
    FNMA Grantor Trust, Ser. 2003-T4, Class 1A
      (FRN)                                        1.420%  09/26/2033     333,000       332,948
    Greenpoint Home Equity Loan Trust, Ser.
      2001-1, Class A2 (FRN)                       5.253%  04/15/2027     229,536       229,697
    MBNA Credit Card Master Note Trust, Ser.
      2001-A4, Class A (FRN)                       2.030%  02/15/2007  $  710,000   $   710,686
    MBNA Master Credit Card Trust, Ser. 1995-A,
      Class A (FRN)                                4.860%  01/16/2007     165,000       165,430
    Mellon Bank Home Equity Loan Trust, Ser.
      2001-1, Class A (FRN)                        5.511%  03/20/2027     236,101       236,388
    Mellon Bank Home Equity Loan Trust, Ser.
      2001-TBC1, Class A1 (FRN)                    2.198%  11/15/2031      25,238        25,297
    Merrill Lynch Home Equity Loan, Ser. 1997-1,
      Class A (FRN)                                5.994%  09/25/2027     162,584       161,563
    New Century Home Equity Loan Trust, Ser.
      1999-NCB, Class A4                           7.530%  09/25/2028      23,768        24,530
    New Century Home Equity Loan Trust, Ser.
      1999-NCB, Class A7                           7.540%  06/25/2029      52,398        55,742
    Option One Mortgage Loan Trust, Ser. 2000-A,
      Class A5 (FRN)                               6.000%  08/20/2030      39,149        39,200
    Residential Asset Mortgage Products, Inc.
      Ser. 2001-RS1, Class AI3                     6.340%  06/25/2026      47,330        47,531
    Residential Asset Mortgage Products, Inc.,
      Ser. 2003-RS2, Class AII (FRN)               1.650%  08/25/2020     337,446       337,617
    Residential Asset Securities Corp., Ser.
      2001-KS1, Class AII (FRN)                    5.290%  03/25/2032      47,497        47,484
    Residential Asset Securities Corp., Ser.
      2001-KS4, Class A2 (FRN)                     2.170%  05/25/2032     288,074       288,934
    Residential Funding Mortgage Securities II,
      Ser. 2003-HS1, Class AII (FRN)               1.672%  01/25/2033     141,338       141,228
    SLM Student Loan Trust, Ser. 2002-4, Class
      A1 (FRN)                                     1.826%  03/15/2007      75,563        75,557
    Soundview Home Equity Loan Trust, Ser.
      2001-1, Class A                              6.265%  04/15/2031      32,617        33,835
    UCFC Home Equity Loan, Ser. 1997-A1, Class
      A6                                           7.435%  11/15/2024      31,759        32,571
    UCFC Home Equity Loan, Ser. 1997-C, Class A7   6.845%  01/15/2029      97,707       102,384
    UCFC Home Equity Loan, Ser. 1997-D, Class A5   6.755%  11/15/2023     163,265       164,650
    Wachovia Asset Securitization, Inc., Ser.
      2002-HE2, Class A (FRN)                      1.783%  12/25/2032     168,375       168,798
    Wachovia Asset Securitization, Inc., Ser.
      2003-HE1, Class A1 (FRN)                     0.000%  03/25/2033     121,000       121,115
                                                                                    -----------
     TOTAL ASSET BACKED SECURITIES (COST - $8,635,198)                                8,666,891
                                                                                    -----------

    REPURCHASE AGREEMENTS: 9.9%
    Investors Bank & Trust Company Repurchase
      Agreement, in the amount of $3,450,300:
      Issued 4/30/2003 (collateralized by
      $3,619,893 par of FNMA, 2.043% due
      10/15/2023 with a market value of
      $3,622,970) (Cost - $3,450,300)              1.000%  05/01/2003   3,450,300     3,450,300
                                                                                    -----------

    SHORT-TERM INVESTMENTS: 4.3%
    U.S. Treasury Bill(1)                          1.105%  05/15/2003      66,000        65,972
    U.S. Treasury Bill(1)                          1.125%  05/29/2003   1,456,000     1,454,726
                                                                                    -----------
     TOTAL SHORT-TERM INVESTMENTS (COST - $1,520,698)                                 1,520,698
                                                                                    -----------

    TOTAL INVESTMENTS: 130.4% (COST - $44,510,131)                                   45,707,107

    LIABILITIES, NET OF OTHER ASSETS: (30.4%)                                       (10,650,295)
                                                                                    -----------

    NET ASSETS: 100.0%
    Applicable to 3,366,732 outstanding $.001 par value shares
      (authorized 500,000,000 shares)                                               $35,056,812
                                                                                    ===========

    Summary of Abbreviations

 (1)  Coupon rate shown represents yield to maturity at date of purchase.
 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2003, the aggregate value of the securities is $1,905,595 or 5.4% of the net assets.
 FHLMC Federal Home Loan Mortgage Corporation
 FNMA Federal National Mortgage Association
 FRN  Floating Rate Note
 GNMA Government National Mortgage Association
 TBA  To Be Announced - Security is subject to delayed delivery
 Yankee U.S. dollar denominated security issued by a non-U.S. company.

SEIX FUNDS, INC.

    See Notes to the Financial Statements.

SEIX FUNDS, INC.

Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      COUPON
APRIL 30, 2003                         RATE    MATURITY    PAR/FACE     VALUE (A)

-----------------------------------------------------------------------------------

    U.S. GOVERNMENT & AGENCY OBLIGATIONS:
     37.4%
    U.S. TREASURY OBLIGATIONS: 33.9%
    U.S. Treasury Bond                3.000%  07/15/2012  $2,046,361   $ 2,197,918
    U.S. Treasury Bond                5.375%  02/15/2031     795,000       867,482
    U.S. Treasury Note                1.625%  03/31/2005     105,000       105,312
    U.S. Treasury Note                3.000%  02/15/2008     205,000       207,114
    U.S. Treasury Note                3.875%  06/30/2003   2,850,000     2,863,583
    U.S. Treasury Note                3.875%  02/15/2013   1,475,000     1,476,959
    U.S. Treasury Note                4.250%  05/31/2003   2,035,000     2,040,167
    U.S. Treasury Note                4.375%  08/15/2012      50,000        52,205
                                                                       -----------
                                                                         9,810,740
                                                                       -----------
    U.S. GOVERNMENT AGENCY COLLATERALIZED
     MORTGAGE OBLIGATIONS: 3.5%
    FNMA - Pool # 254401              6.000%  07/01/2009     572,022       592,351
    FNMA - Pool # M80697              6.500%  08/01/2008     396,215       410,463
                                                                       -----------
                                                                         1,002,814
                                                                       -----------

     TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST - $10,828,428)    10,813,554
                                                                       -----------

    CORPORATE OBLIGATIONS: 39.4%
    AEROSPACE & DEFENSE: 0.4%
    Systems 2001 Asset Trust, Ser.
      2001, Class G (144A)            6.664%  09/15/2013     103,918       113,233
                                                                       -----------
    AIRLINES: 0.2%
    Continental Airlines, Inc., Ser.
      1999-2, Class A-1               7.256%  03/15/2020      25,577        21,848
    Delta Air Lines, Inc., Ser.
      2001-1, Class A-2               7.111%  09/18/2011      45,000        43,230
                                                                       -----------
                                                                            65,078
                                                                       -----------
    AUTOMOTIVE: 4.3%
    Daimler Chrysler North America
      Holdings Corp.                  7.300%  01/15/2012      70,000        79,593
    DaimlerChrysler AG                7.200%  09/01/2009      70,000        79,405
    ERAC USA Finance Co. (144A)       7.350%  06/15/2008      75,000        85,038
    Ford Motor Credit Co.             7.250%  10/25/2011     420,000       421,051
    General Motors Acceptance Corp.   6.875%  09/15/2011     555,000       565,648
                                                                       -----------
                                                                         1,230,735
                                                                       -----------
    BANKING: 3.7%
    Bank of America Corp.             7.400%  01/15/2011      65,000        78,032
    Bank One Corp.                    7.625%  08/01/2005      85,000        95,351
    Core Invest Grade Bond Trust      4.727%  11/30/2007     195,000       201,979
    First Union Corp.                 7.550%  08/18/2005      75,000        84,193
    Golden West Financial Corp.       4.125%  08/15/2007      80,000        83,315
    J.P. Morgan Chase & Co.           6.625%  03/15/2012     100,000       112,778
    KeyCorp                           4.625%  05/16/2005      60,000        62,981
    MBNA Corp.                        6.250%  01/17/2007     135,000       145,199
    Societe Generale Real Estate,
      Ser. A - Preferred - (Yankee)
      (FRN) (144A)                    7.640%  12/29/2049      85,000        94,592
    Wells Fargo & Co.                 6.375%  08/01/2011      85,000        97,136
                                                                       -----------
                                                                         1,055,556
                                                                       -----------
    BEVERAGES, FOOD & TOBACCO: 0.3%
    Coca-Cola Co.                     4.000%  06/01/2005      95,000        99,370
                                                                       -----------
    CHEMICALS: 0.3%
    Eastman Chemical Co.              7.000%  04/15/2012      85,000        95,765
                                                                       -----------

SEIX FUNDS, INC.

-----------------------------------------------------------------------------------------------
Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2003                                    RATE    MATURITY    PAR/FACE    VALUE (A)

    COMMERCIAL SERVICES: 0.6%
    International Lease Finance Corp.             5.625%  06/01/2007  $   40,000   $    41,871
    International Lease Finance Corp.             5.875%  05/01/2013      30,000        30,440
    Waste Management, Inc.                        6.500%  11/15/2008      90,000       100,816
                                                                                   -----------
                                                                                       173,127
                                                                                   -----------
    COMMUNICATIONS: 0.4%
    News America Holdings, Inc.                   9.250%  02/01/2013      85,000       108,563
                                                                                   -----------
    COMPUTER SOFTWARE & PROCESSING: 0.2%
    NCR Corp. (144A)                              7.125%  06/15/2009      55,000        58,499
                                                                                   -----------
    COSMETICS & PERSONAL CARE: 0.4%
    Dial Corp.                                    7.000%  08/15/2006      75,000        82,861
    Gillette Co. (The) (144A)                     3.750%  12/01/2004      40,000        41,360
                                                                                   -----------
                                                                                       124,221
                                                                                   -----------
    ELECTRIC UTILITIES: 4.3%
    Appalachian Power Co.                         4.800%  06/15/2005      85,000        88,604
    Cincinnati Gas & Electric Co.                 5.700%  09/15/2012      40,000        42,663
    Dominion Resources, Inc.                      7.625%  07/15/2005      60,000        66,646
    Entergy Gulf States, Inc. (144A)              5.200%  12/03/2007      95,000        97,297
    Exelon Generation Co. LLC                     6.950%  06/15/2011      40,000        44,840
    Florida Power & Light Co.                     6.875%  12/01/2005      45,000        50,175
    General Electric Co.                          5.000%  02/01/2013     270,000       279,066
    MidAmerican Energy Holdings Co.               7.520%  09/15/2008      80,000        92,734
    Oncor Electric Delivery                       6.375%  05/01/2012     110,000       123,039
    Powergen US Funding LLC                       4.500%  10/15/2004      80,000        82,159
    PSE&G Power LLC                               7.750%  04/15/2011      65,000        77,077
    Schlumberger Technology Corp. (144A)          6.500%  04/15/2012      65,000        73,665
    TXU Energy Co. (144A)                         7.000%  03/15/2013     105,000       115,946
                                                                                   -----------
                                                                                     1,233,911
                                                                                   -----------
    FINANCIAL SERVICES: 9.0%
    BNP US Funding, LLC (FRN) (144A)              7.738%  12/31/2049     230,000       266,756
    Capital One Bank                              8.250%  06/15/2005     100,000       108,351
    CIT Group, Inc.                               5.750%  09/25/2007      45,000        48,006
    CIT Group, Inc.                               7.375%  04/02/2007      90,000       100,805
    CIT Group, Inc.                               7.750%  04/02/2012      80,000        92,767
    Citigroup, Inc.                               5.625%  08/27/2012      80,000        86,341
    Countrywide Home Loan                         5.250%  06/15/2004      80,000        83,135
    Countrywide Home Loan                         6.250%  04/15/2009     145,000       161,248
    Credit Suisse First Boston USA, Inc.          6.500%  01/15/2012     130,000       144,432
    Goldman Sachs Group, Inc. (The)               6.600%  01/15/2012      55,000        62,008
    Household Finance Corp.                       6.375%  11/27/2012     290,000       319,928
    John Deere Capital Corp.                      3.900%  01/15/2008      70,000        71,435
    MBNA Corp.                                    7.500%  03/15/2012     115,000       130,885
    Merrill Lynch & Co.                           3.700%  04/21/2008      45,000        45,369
    Monumental Global Funding (144A)              5.200%  01/30/2007     165,000       176,660
    Morgan Stanley                                6.600%  04/01/2012      80,000        90,565
    Natexis AMBS Co. LLC (144A)                   8.440%  12/29/2049     170,000       201,618
    SLM Corp.                                     5.625%  04/10/2007      50,000        54,696
    Toyota Motor Credit                           5.650%  01/15/2007     160,000       175,082
    Washington Mutual, Inc.                       7.500%  08/15/2006     140,000       160,580
    Wells Fargo & Co.                             4.800%  07/29/2005      30,000        31,941
                                                                                   -----------
                                                                                     2,612,608
                                                                                   -----------
    FOREST PRODUCTS & PAPER: 0.2%
    Domtar, Inc.                                  7.875%  10/15/2011      45,000        53,446
                                                                                   -----------

SEIX FUNDS, INC.

-----------------------------------------------------------------------------------------------
Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2003                                    RATE    MATURITY    PAR/FACE    VALUE (A)

    HEALTH CARE PROVIDERS: 0.3%
    HCA, Inc.                                     7.125%  06/01/2006  $   33,000   $    35,477
    HCA-The Healthcare Co.                        7.875%  02/01/2011      20,000        22,509
    Wellpoint Health Network                      6.375%  06/15/2006      30,000        33,139
                                                                                   -----------
                                                                                        91,125
                                                                                   -----------
    HOME CONSTRUCTION, FURNISHINGS & APPLIANCES: 0.1%
    Lennar Corp.                                  5.950%  03/01/2013      30,000        31,929
                                                                                   -----------
    INSURANCE: 2.1%
    AIG SunAmerica Global Financing IX (144A)     5.100%  01/17/2007      35,000        37,313
    Anthem Insurance Companies, Inc. (144A)       9.125%  04/01/2010     120,000       146,143
    Aon Corp.                                     6.700%  01/15/2007      65,000        70,951
    Marsh & McLennan Cos., Inc.                   5.375%  03/15/2007      70,000        75,488
    MetLife, Inc.                                 5.250%  12/01/2006      35,000        37,922
    Prudential Financial, Inc.                    3.750%  05/01/2008      60,000        60,267
    Travelers Property Casualty Corp. (144A)      3.750%  03/15/2008      90,000        90,618
    XL Capital (Europe) PLC                       6.500%  01/15/2012      75,000        81,877
                                                                                   -----------
                                                                                       600,579
                                                                                   -----------
    LODGING: 0.2%
    Harrah's Operating Co., Inc.                  7.125%  06/01/2007      60,000        65,868
                                                                                   -----------
    MEDIA - BROADCASTING & PUBLISHING: 2.3%
    Clear Channel Communications, Inc.            6.000%  11/01/2006      75,000        81,118
    Clear Channel Communications, Inc.            7.650%  09/15/2010      20,000        23,406
    Comcast Cable Communications                  6.750%  01/30/2011      35,000        38,631
    Comcast Cable Communications                  7.125%  06/15/2013     195,000       221,126
    Scholastic Corp.                              5.750%  01/15/2007      65,000        69,871
    Time Warner Entertainment                     7.250%  09/01/2008     100,000       115,237
    Univision Communications, Inc.                7.850%  07/15/2011     110,000       127,564
                                                                                   -----------
                                                                                       676,953
                                                                                   -----------
    MEDICAL SUPPLIES: 0.7%
    Apogent Technologies, Inc., Ser. B            8.000%  04/01/2011      15,000        17,462
    Johnson & Johnson                             8.720%  11/01/2024     165,000       188,176
                                                                                   -----------
                                                                                       205,638
                                                                                   -----------
    METALS: 0.3%
    Barrick Gold Finance, Inc.                    7.500%  05/01/2007      65,000        74,444
    Inco Ltd.                                     7.750%  05/15/2012      20,000        23,076
                                                                                   -----------
                                                                                        97,520
                                                                                   -----------
    OIL & GAS: 3.4%
    BP Capital Markets PLC                        4.000%  04/29/2005     115,000       120,069
    Devon Financing Corp. ULC                     6.875%  09/30/2011     110,000       126,519
    Kinder Morgan Inc.                            6.500%  09/01/2012     105,000       116,944
    Motiva Enterprises LLC (144A)                 5.200%  09/15/2012     115,000       117,894
    Nabors Industries, Inc.                       6.800%  04/15/2004      65,000        68,019
    Phillips Petroleum Co.                        6.375%  03/30/2009      45,000        50,883
    Phillips Petroleum Co.                        8.750%  05/25/2010      85,000       107,012
    SEACOR SMIT, Inc.                             5.875%  10/01/2012      85,000        88,231
    Transocean Sedco Forex, Inc.                  9.500%  12/15/2008     145,000       184,038
                                                                                   -----------
                                                                                       979,609
                                                                                   -----------
    PHARMACEUTICALS: 0.9%
    Abbott Laboratories                           5.625%  07/01/2006     235,000       258,895
                                                                                   -----------
    REAL ESTATE: 0.2%
    Simon Property Group LP                       6.375%  11/15/2007      45,000        49,256
                                                                                   -----------

SEIX FUNDS, INC.

-----------------------------------------------------------------------------------------------
Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2003                                    RATE    MATURITY    PAR/FACE    VALUE (A)

    RETAILERS: 0.4%
    Costco Wholesale Corp.                        5.500%  03/15/2007  $   95,000   $   103,579
                                                                                   -----------
    TELEPHONE SYSTEMS: 4.1%
    ALLTEL Corp.                                  7.000%  07/01/2012      95,000       112,342
    AT&T Corp. (FRN)                              7.300%  11/15/2011      40,000        43,889
    AT&T Wireless Services, Inc.                  8.125%  05/01/2012     190,000       223,404
    France Telecom SA (Yankee) (FRN)              9.250%  03/01/2011     110,000       134,525
    Sprint Capital Corp.                          8.375%  03/15/2012      85,000        94,562
    Sprint Capital Corp.                          7.625%  01/30/2011      90,000        96,750
    Telus Corp.                                   7.500%  06/01/2007      50,000        55,500
    Verizon New York, Inc.                        6.875%  04/01/2012     355,000       409,020
                                                                                   -----------
                                                                                     1,169,992
                                                                                   -----------
    TRANSPORTATION: 0.1%
    Continental Airlines, Inc.                    6.545%  02/02/2019      26,132        22,714
                                                                                   -----------

     TOTAL CORPORATE OBLIGATIONS (COST - $10,498,541)                               11,377,769
                                                                                   -----------

    SOVEREIGN DEBT OBLIGATIONS: 0.5%
    MEXICO: 0.5%
    United Mexican States                         6.375%  01/16/2013     145,000       151,888
                                                                                   -----------

     TOTAL SOVEREIGN DEBT OBLIGATIONS (COST - $143,510)                                151,888
                                                                                   -----------

    COLLATERALIZED MORTGAGE OBLIGATIONS: 0.8%
    Asset Securitization Corp., Ser. 1996-MD6,
      Class A1B (Cost - $222,231)                 6.880%  11/13/2029     220,000       225,223
                                                                                   -----------

    ASSET BACKED SECURITIES: 6.2%
    Aames Mortgage Trust, Ser. 1999-1, Class AF   7.290%  07/15/2029      90,169        97,998
    Aames Mortgage Trust, Ser. 1999-2, Class AF   7.589%  10/15/2029     121,737       133,145
    Cityscape Home Equity Loan Trust, Ser.
      1996-3, Class AB                            7.650%  09/25/2025      55,000        54,954
    Contimortgage Home Equity Loan Trust, Ser.
      1996-2, Class A8                            7.900%  07/15/2027     225,000       224,908
    Contimortgage Home Equity Loan Trust, Ser.
      1999-3, Class A4                            7.120%  01/25/2025      50,084        50,150
    Delta Funding Home Equity Loan Trust, Ser.
      1999-3, Class A1F                           7.462%  09/15/2029      47,948        52,118
    EQCC Home Equity Loan Trust, Ser. 1999-3,
      Class A7F                                   7.448%  08/25/2030      38,118        40,585
    Falcon Franchise Loan LLC, Ser. 2000-1,
      Class A1 (144A)                             7.382%  05/05/2010     341,877       376,608
    New Century Home Equity Loan Trust, Ser.
      1999-NCB, Class A4                          7.530%  09/25/2028      76,057        78,495
    New Century Home Equity Loan Trust, Ser.
      1999-NCB, Class A7                          7.540%  06/25/2029      62,022        65,980
    Residential Asset Mortgage Products, Inc.
      Ser. 2001-RS1, Class AI3                    6.340%  06/25/2026     185,019       185,803
    Soundview Home Equity Loan Trust, Ser.
      2001-1, Class A                             6.265%  04/15/2031     192,998       200,204
    UCFC Home Equity Loan, Ser. 1997-A1, Class
      A6                                          7.435%  11/15/2024      71,987        73,828
    UCFC Home Equity Loan, Ser. 1997-C, Class A7  6.845%  01/15/2029      52,110        54,605
    UCFC Home Equity Loan, Ser. 1997-D, Class A5  6.755%  11/15/2023      43,367        43,735
    WFS Financial Owner Trust, Ser. 2000-C,
      Class A3                                    7.070%  02/20/2005      69,103        69,435
                                                                                   -----------
     TOTAL ASSET BACKED SECURITIES (COST - $1,768,475)                               1,802,551
                                                                                   -----------

SEIX FUNDS, INC.

-----------------------------------------------------------------------------------------------
Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2003                                    RATE    MATURITY    PAR/FACE    VALUE (A)

    REPURCHASE AGREEMENTS: 15.2%
    Investors Bank & Trust Company Repurchase
      Agreement, in the amount of $4,395,167:
      Issued 4/30/2003 (collateralized by
      $4,503,910 par of FNMA Pool # 562357,
      5.916% due 9/01/2029 with a market value
      of $4,615,337) (Cost - $4,395,167)          1.000%  05/01/2003  $4,395,167   $ 4,395,167
                                                                                   -----------

    TOTAL INVESTMENTS: 99.5% (COST - $27,856,352)                                   28,766,152

    OTHER ASSETS, NET OF LIABILITIES: 0.5%                                             151,805
                                                                                   -----------

    NET ASSETS: 100.0%
    Applicable to 2,805,507 outstanding $.001 par value shares
      (authorized 500,000,000 shares)                                              $28,917,957
                                                                                   ===========

    Summary of Abbreviations

 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2003, the aggregate value of the securities is $1,694,787 or 5.9% of the net assets.
 FRN  Floating Rate Note
 Yankee U.S. dollar denominated security issued by a non-U.S. company.

    See Notes to the Financial Statements.

SEIX FUNDS, INC.

Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      COUPON
APRIL 30, 2003                         RATE     MATURITY    PAR/FACE      VALUE (A)

-------------------------------------------------------------------------------------

    CORPORATE OBLIGATIONS: 93.1%
    ADVERTISING: 0.4%
    Interpublic Group of Cos., Inc.
      (The)                            7.250%  08/15/2011  $ 1,510,000  $  1,536,425
                                                                        ------------
    AUTOMOTIVE: 1.1%
    AutoNation, Inc.                   9.000%  08/01/2008    1,255,000     1,367,950
    Dana Corp.                         9.000%  08/15/2011    1,400,000     1,519,000
    Rexnord Corp. (144A)              10.125%  12/15/2012      740,000       795,500
    Sonic Automotive, Inc.            11.000%  08/01/2008      510,000       541,875
    United Auto Group, Inc.            9.625%  03/15/2012      435,000       458,925
                                                                        ------------
                                                                           4,683,250
                                                                        ------------
    BANKING: 0.9%
    Aes Ironwood LLC                   8.857%  11/30/2025      593,846       584,939
    Hollinger Participation Trust
      (144A)                          12.125%  11/15/2010    1,705,000     1,805,169
    Sovereign Bancorp, Inc.           10.500%  11/15/2006    1,170,000     1,415,700
                                                                        ------------
                                                                           3,805,808
                                                                        ------------
    BEVERAGES, FOOD & TOBACCO: 1.9%
    Constellation Brands, Inc.         8.125%  01/15/2012    3,230,000     3,427,837
    Constellation Brands, Inc.         8.625%  08/01/2006      230,000       248,975
    Dean Foods Co.                     8.150%  08/01/2007      270,000       292,275
    Del Monte Corp. (144A)             8.625%  12/15/2012      800,000       861,000
    Dole Foods Co., Inc.               7.250%  05/01/2009    1,565,000     1,694,112
    Dole Foods Co., Inc. (144A)        8.875%  03/15/2011      360,000       391,500
    Domino's, Inc.                    10.375%  01/15/2009    1,215,000     1,306,125
                                                                        ------------
                                                                           8,221,824
                                                                        ------------
    CHEMICALS: 3.7%
    Airgas, Inc.                       9.125%  10/01/2011      130,000       144,950
    ARCO Chemical Co.                  9.800%  02/01/2020    1,270,000     1,206,500
    Equistar Chemical LP              10.125%  09/01/2008      895,000       939,750
    Equistar Chemical LP (144A)       10.625%  05/01/2011    1,185,000     1,253,137
    Ferro Corp.                        9.125%  01/01/2009    2,170,000     2,437,242
    FMC Corp.                          6.375%  09/01/2003       15,000        15,187
    FMC Corp.                          6.750%  05/05/2005      300,000       301,500
    FMC Corp.                          7.000%  05/15/2008      860,000       834,200
    FMC Corp., Series W.I.            10.250%  11/01/2009    1,960,000     2,205,000
    Hercules, Inc.                     6.625%  06/01/2003      440,000       440,000
    IMC Global, Inc.                   6.875%  07/15/2007      425,000       425,000
    IMC Global, Inc. (144A)           11.250%  06/01/2011      110,000       124,850
    IMC Global, Inc., Ser. B          10.875%  06/01/2008    1,425,000     1,624,500
    Lyondell Chemical Co.              9.500%  12/15/2008      595,000       606,900
    Lyondell Chemical Co.              9.875%  05/01/2007      350,000       360,500
    Lyondell Chemical Co. (144A)       9.500%  12/15/2008    1,045,000     1,065,900
    MacDermid, Inc.                    9.125%  07/15/2011    2,020,000     2,242,200
                                                                        ------------
                                                                          16,227,316
                                                                        ------------
    COMMERCIAL SERVICES: 6.8%
    Allied Waste North America, Inc.   7.625%  01/01/2006    1,110,000     1,151,625
    Allied Waste North America, Inc.   8.500%  12/01/2008      125,000       135,000
    Allied Waste North America, Inc.  10.000%  08/01/2009    1,955,000     2,089,406
    Allied Waste North America, Inc.
      (144A)                           9.250%  09/01/2012    3,890,000     4,259,550
    Casella Waste Systems, Inc.
      (144A)                           9.750%  02/01/2013    2,185,000     2,359,800
    Central Garden & Pet Co. (144A)    9.125%  02/01/2013      655,000       700,850
    Iron Mountain, Inc.                7.750%  01/15/2015    2,310,000     2,483,250
    Moore North American Finance,
      Inc. (144A)                      7.875%  01/15/2011    4,115,000     4,382,475
    Service Corp. International        6.500%  03/15/2008      585,000       570,375
    Service Corp. International        6.875%  10/01/2007    3,005,000     2,974,950
    Service Corp. International        7.200%  06/01/2006    1,190,000     1,190,000
    Service Corp. International        7.375%  04/15/2004      205,000       206,025

SEIX FUNDS, INC.

-------------------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2003                                    RATE     MATURITY    PAR/FACE     VALUE (A)

    Service Corp. International                    7.700%  04/15/2009  $ 1,475,000  $  1,489,750
    Service Corp. International                    7.875%  02/01/2013       63,000        63,000
    Stewart Enterprises, Inc. Class A             10.750%  07/01/2008    3,330,000     3,704,625
    United Rentals North American, Inc. (144A)    10.750%  04/15/2008    1,655,000     1,787,400
                                                                                    ------------
                                                                                      29,548,081
                                                                                    ------------
    COMMUNICATIONS: 1.4%
    Avaya, Inc.                                   11.125%  04/01/2009      105,000       116,025
    L-3 Communications Corp.                       7.625%  06/15/2012    3,465,000     3,820,162
    Nortel Networks Ltd.                           6.125%  02/15/2006    2,407,000     2,331,781
                                                                                    ------------
                                                                                       6,267,968
                                                                                    ------------
    COMPUTER SOFTWARE & PROCESSING: 0.9%
    Unisys Corp.                                   6.875%  03/15/2010    2,930,000     3,091,150
    Unisys Corp.                                   7.250%  01/15/2005      660,000       689,700
                                                                                    ------------
                                                                                       3,780,850
                                                                                    ------------
    COMPUTERS & INFORMATION: 1.1%
    Seagate Technology HDD Holdings, Ser. W.I.     8.000%  05/15/2009    1,135,000     1,218,706
    Xerox Capital (Europe) PLC                     5.875%  05/15/2004    1,455,000     1,465,912
    Xerox Corp.                                    6.250%  11/15/2026    1,275,000     1,287,750
    Xerox Corp. (144A)                             9.750%  01/15/2009      565,000       641,275
                                                                                    ------------
                                                                                       4,613,643
                                                                                    ------------
    CONTAINERS & PACKAGING: 2.4%
    Ball Corp. (144A)                              6.875%  12/15/2012      275,000       289,437
    Berry Plastics Corp.                          10.750%  07/15/2012    1,045,000     1,139,050
    Owens-Brockway                                 8.875%  02/15/2009      180,000       193,050
    Owens-Brockway                                 8.750%  11/15/2012    2,100,000     2,241,750
    Owens-Brockway (144A)                          7.750%  05/15/2011    1,080,000     1,117,865
    Owens-Brockway (144A)                          8.250%  05/15/2013    1,080,000     1,117,768
    Owens-Illiois, Inc.                            7.850%  05/15/2004      375,000       391,875
    Packaging Corp. Of America                     9.625%  04/01/2009      925,000     1,003,625
    Silgan Corp.                                   9.000%  06/01/2009    2,790,000     2,901,600
                                                                                    ------------
                                                                                      10,396,020
                                                                                    ------------
    ELECTRIC UTILITIES: 7.8%
    Allegheny Energy Supply Co. LLC (144A)         8.750%  04/15/2012    1,565,000     1,408,500
    BRL Universal Equipment                        8.875%  02/15/2008    3,610,000     3,916,850
    Calpine Corp.                                  8.500%  02/15/2011    1,865,000     1,361,450
    Calpine Corp.                                  8.625%  08/15/2010      470,000       336,050
    CenterPoint Energy Resources Corp. (144A)      7.875%  04/01/2013    3,530,000     4,050,675
    Edison Mission Energy                          9.875%  04/15/2011    1,800,000     1,593,000
    Edison Mission Energy                         10.000%  08/15/2008    2,200,000     2,024,000
    Edison Mission Energy                          7.730%  06/15/2009      450,000       378,000
    Midland Funding II                            13.250%  07/23/2006      145,000       163,487
    Midwest Generation LLC, Ser. A                 8.300%  07/02/2009    1,700,000     1,671,037
    Midwest Generation LLC, Ser. B                 8.560%  01/02/2016    1,200,000     1,073,006
    PSEG Energy Holdings, Inc.                     8.500%  06/15/2011      550,000       594,000
    PSEG Energy Holdings, Inc. (144A)              7.750%  04/16/2007    1,990,000     2,084,525
    Salton Sea Funding, Ser. C                     7.840%  05/30/2010      900,000       886,500
    Salton Sea Funding, Ser. F                     7.475%  11/30/2018    1,961,011     1,821,289
    Sierra Pacific Power Co., Ser. MTNA            8.610%  06/01/2022      765,000       672,322
    Sithe/Independence Funding Corp., Ser. A       9.000%  12/30/2013      790,000       758,400
    Southern California Edison Co. (144A)          8.000%  02/15/2007    1,500,000     1,535,625
    TXU Energy Co. (144A)                          7.000%  03/15/2013    3,960,000     4,372,835
    Westar Energy, Inc.                            7.875%  05/01/2007    1,625,000     1,787,500
    Westar Energy, Inc.                            8.500%  07/01/2022    1,425,000     1,498,031
                                                                                    ------------
                                                                                      33,987,082
                                                                                    ------------

SEIX FUNDS, INC.

-------------------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2003                                    RATE     MATURITY    PAR/FACE     VALUE (A)

    ELECTRICAL EQUIPMENT: 0.5%
    Legrand SA (144A)                             10.500%  02/15/2013  $ 1,995,000  $  2,154,600
                                                                                    ------------
    ELECTRONICS: 1.3%
    Amkor Technology, Inc.                         9.250%  05/01/2006      965,000     1,008,425
    Fairchild Semiconductor Corp.                 10.375%  10/01/2007    1,170,000     1,234,350
    Flextronics International Ltd.                 9.875%  07/01/2010      725,000       812,000
    Sanmina-SCI Corp. (144A)                      10.375%  01/15/2010    2,370,000     2,701,800
                                                                                    ------------
                                                                                       5,756,575
                                                                                    ------------
    ENTERTAINMENT & LEISURE: 4.1%
    Alliance Atlantis Communciations, Inc.        13.000%  12/15/2009    3,204,000     3,656,565
    Ameristar Casinos, Inc.                       10.750%  02/15/2009      340,000       380,800
    Argosy Gaming Co.                              9.000%  09/01/2011    1,550,000     1,666,250
    Argosy Gaming Co.                             10.750%  06/01/2009    1,975,000     2,182,375
    Cinemark USA, Inc. (144A)                      9.000%  02/01/2013      186,000       200,880
    Cinemark USA, Inc. (144A)                      9.000%  02/01/2013      850,000       915,875
    Horseshoe Gaming Holding Corp.                 8.625%  05/15/2009    1,640,000     1,742,500
    Isle of Capri Casinos, Inc.                    8.750%  04/15/2009       55,000        57,887
    Isle of Capri Casinos, Inc.                    9.000%  03/15/2012      980,000     1,041,250
    Kerzner International                          8.875%  08/15/2011    1,309,000     1,387,540
    Mohegan Tribal Gaming Authority                8.125%  01/01/2006      730,000       775,625
    Mohegan Tribal Gaming Authority                8.750%  01/01/2009      325,000       345,312
    Penn National Gaming, Inc.                     8.875%  03/15/2010      400,000       419,000
    Penn National Gaming, Inc.                    11.125%  03/01/2008      760,000       837,900
    Regal Cinemas, Inc.                            9.375%  02/01/2012    2,115,000     2,326,500
                                                                                    ------------
                                                                                      17,936,259
                                                                                    ------------
    FINANCIAL SERVICES: 1.6%
    LaBranche & Co., Inc.                          9.500%  08/15/2004    1,495,000     1,584,700
    LaBranche & Co., Inc.                         12.000%  03/02/2007      380,000       416,100
    Midland Funding II                            11.750%  07/23/2005    4,745,000     5,065,287
                                                                                    ------------
                                                                                       7,066,087
                                                                                    ------------
    FOREST PRODUCTS & PAPER: 3.8%
    Abitibi-Consolidated, Inc.                     6.950%  04/01/2008      880,000       929,513
    Abitibi-Consolidated, Inc.                     8.850%  08/01/2030      760,000       842,179
    Appleton Papers, Inc.                         12.500%  12/15/2008    1,685,000     1,912,475
    Bowater, Inc.                                  9.375%  12/15/2021      535,000       574,100
    Cascades, Inc. (144A)                          7.250%  02/15/2013    2,245,000     2,368,475
    Georgia-Pacific Corp.                          9.375%  02/01/2013    2,435,000     2,678,500
    Georgia-Pacific Corp.                          9.500%  05/15/2022      620,000       576,600
    Georgia-Pacific Corp. (144A)                   8.875%  02/01/2010    2,215,000     2,386,662
    Georgia-Pacific Corp. (144A)                   8.875%  05/15/2031    2,215,000     2,015,650
    Graphic Packaging Corp.                        8.625%  02/15/2012    1,105,000     1,160,250
    Smurfit-Stone Container                        8.250%  10/01/2012      480,000       522,000
    Stone Container Corp.                          9.250%  02/01/2008      575,000       638,250
                                                                                    ------------
                                                                                      16,604,654
                                                                                    ------------
    HEALTH CARE PROVIDERS: 2.3%
    AmeriPath, Inc. (144A)                        10.500%  04/01/2013      615,000       651,900
    Coventry Health Care, Inc.                     8.125%  02/15/2012    2,370,000     2,541,825
    Select Medical Corp.                           9.500%  06/15/2009    2,065,000     2,209,550
    Tenet Healthcare Corp.                         7.375%  02/01/2013    3,435,000     3,392,062
    Triad Hospitals, Inc.                          8.750%  05/01/2009       85,000        92,437
    Triad Hospitals, Inc.                         11.000%  05/15/2009      785,000       871,350
                                                                                    ------------
                                                                                       9,759,124
                                                                                    ------------

SEIX FUNDS, INC.

-------------------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2003                                    RATE     MATURITY    PAR/FACE     VALUE (A)

    HEAVY CONSTRUCTION: 0.5%
    Nortek, Inc.                                   9.125%  09/01/2007  $ 1,975,000  $  2,049,062
    Nortek, Inc., Ser. B                           8.875%  08/01/2008      218,000       225,630
                                                                                    ------------
                                                                                       2,274,692
                                                                                    ------------
    HEAVY MACHINERY: 0.5%
    NMHG Holdings Co.                             10.000%  05/15/2009    2,090,000     2,236,300
                                                                                    ------------
    HOME CONSTRUCTION, FURNISHINGS & APPLIANCES: 3.2%
    Beazer Homes USA, Inc.                         8.625%  05/15/2011    1,760,000     1,922,800
    Beazer Homes USA, Inc.                         8.875%  04/01/2008    1,340,000     1,401,975
    D.R. Horton, Inc.                              6.875%  05/01/2013      510,000       521,475
    D.R. Horton, Inc.                              7.500%  12/01/2007    1,010,000     1,070,600
    K. Hovnanian Enterprises, Inc.                 8.000%  04/01/2012    1,800,000     1,899,000
    K. Hovnanian Enterprises, Inc.                 9.125%  05/01/2009      480,000       513,600
    KB Home                                        8.625%  12/15/2008      730,000       788,400
    Lennar Corp.                                   9.950%  05/01/2010    1,050,000     1,226,420
    Meritage Corp. (144A)                          9.750%  06/01/2011      455,000       497,087
    Ryland Group, Inc. (The)                       9.750%  09/01/2010      971,000     1,103,299
    Schuler Homes, Inc.                            9.375%  07/15/2009      160,000       174,800
    Standard Pacific Corp.                         7.750%  03/15/2013      985,000     1,007,163
    Technical Olympic USA, Inc. (144A)             9.000%  07/01/2010    1,795,000     1,857,825
                                                                                    ------------
                                                                                      13,984,444
                                                                                    ------------
    INDUSTRIAL - DIVERSIFIED: 2.7%
    L-3 Communications Corp.                       8.000%  08/01/2008      236,000       246,325
    L-3 Communications Corp.                       8.500%  05/15/2008       20,000        20,825
    SPX Corp.                                      7.500%  01/01/2013    1,365,000     1,487,850
    Tyco International Group SA                    5.800%  08/01/2006       10,000         9,850
    Tyco International Group SA                    6.125%  01/15/2009      955,000       938,288
    Tyco International Group SA - (Yankee)         6.375%  10/15/2011    8,980,000     8,845,300
                                                                                    ------------
                                                                                      11,548,438
                                                                                    ------------
    INSURANCE: 1.2%
    Fairfax Financial Holdings Ltd.                7.375%  04/15/2018      505,000       381,275
    Liberty Mutual Insurance (144A)                7.875%  10/15/2026      365,000       282,561
    Liberty Mutual Insurance (144A)                8.500%  05/15/2025      855,000       721,371
    Markel Capital Trust I, Series B               8.710%  01/01/2046      415,000       416,407
    PacifiCare Health Systems, Inc.               10.750%  06/01/2009    2,945,000     3,261,588
                                                                                    ------------
                                                                                       5,063,202
                                                                                    ------------
    LODGING: 2.2%
    Chumash Casino & Resort (144A)                 9.000%  07/15/2010      480,000       513,600
    Mandalay Resort Group                          9.500%  08/01/2008      630,000       697,725
    Mandalay Resort Group                         10.250%  08/01/2007    2,118,000     2,340,390
    MGM Grand, Inc.                                9.750%  06/01/2007    2,695,000     3,018,400
    MGM Mirage, Inc.                               8.500%  09/15/2010    1,470,000     1,646,400
    Starwood Hotels & Resorts                      6.750%  11/15/2005    1,430,000     1,480,050
                                                                                    ------------
                                                                                       9,696,565
                                                                                    ------------
    MEDIA - BROADCASTING & PUBLISHING: 11.5%
    British Sky Broadcasting Group PLC             7.300%  10/15/2006      195,000       210,600
    British Sky Broadcasting Group PLC             8.500%  07/15/2009    1,207,000     1,375,980
    Canwest Media, Inc.                           10.625%  05/15/2011    1,660,000     1,892,400
    Canwest Media, Inc. (144A)                     7.625%  04/15/2013      460,000       483,000
    CSC Holdings, Inc.                             7.250%  07/15/2008      380,000       391,400
    CSC Holdings, Inc.                             7.875%  02/15/2018    1,340,000     1,410,350
    CSC Holdings, Inc.                             8.125%  07/15/2009    3,015,000     3,195,900
    CSC Holdings, Inc.                             9.875%  04/01/2023      490,000       514,500
    Dex Media East LLC/Dex Media East Finance
      Co. (144A)                                   9.875%  11/15/2009    1,225,000     1,402,625
    Dex Media East LLC/Dex Media East Finance
      Co. (144A)                                  12.125%  11/15/2012    1,970,000     2,344,300

SEIX FUNDS, INC.

-------------------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2003                                    RATE     MATURITY    PAR/FACE     VALUE (A)

    DirecTV Holdings LLC (144A)                    8.375%  03/15/2013  $ 2,175,000  $  2,436,000
    EchoStar DBS Corp.                             9.125%  01/15/2009       35,000        39,375
    EchoStar DBS Corp.                             9.375%  02/01/2009      122,000       131,608
    EchoStar DBS Corp.                            10.375%  10/01/2007    3,480,000     3,897,600
    Hollinger Inc.                                11.875%  03/01/2011    3,620,000     3,855,300
    Hollinger International Publishing (144A)      9.000%  12/15/2010      780,000       834,600
    Houghton Mifflin Co. (144A)                    8.250%  02/01/2011    1,525,000     1,620,313
    Houghton Mifflin Co. (144A)                    9.875%  02/01/2013    1,300,000     1,404,000
    R.H. Donnelley Finance Corp. (144A)            8.875%  12/15/2010    1,020,000     1,142,400
    R.H. Donnelley Finance Corp. (144A)           10.875%  12/15/2012    1,856,000     2,148,320
    Radio One, Inc., Series B                      8.875%  07/01/2011      975,000     1,072,500
    Rogers Cable Systems Ltd.                     11.000%  12/01/2015      515,000       580,663
    Rogers Cable, Inc.                             7.875%  05/01/2012    1,625,000     1,738,750
    Rogers Cable, Inc.                             8.750%  05/01/2032      605,000       647,350
    Rogers Cablesystems Ltd.                      10.000%  12/01/2007      275,000       290,125
    Rogers Communications, Inc.                    8.875%  07/15/2007    1,670,000     1,722,188
    Shaw Communications, Inc.                      7.200%  12/15/2011      565,000       583,363
    Shaw Communications, Inc.                      8.250%  04/11/2010      920,000       995,900
    Sinclair Broadcast Group, Inc.                 8.000%  03/15/2012      420,000       443,100
    Sinclair Broadcast Group, Inc.                 8.750%  12/15/2011    3,080,000     3,341,800
    Sinclair Broadcast Group, Inc. (144A)          8.000%  03/15/2012      920,000       970,600
    Sun Media Corp. (144A)                         7.625%  02/15/2013      670,000       713,550
    Susquehanna Media Co. (144A)                   7.375%  04/15/2013      815,000       853,713
    Vertis, Inc. (144A)                           10.875%  06/15/2009      320,000       336,000
    Vertis, Inc., Series B                        10.875%  06/15/2009      635,000       666,750
    Vivendi Universal SA (144A)                    9.250%  04/15/2010    3,480,000     3,906,300
    Yell Finance BV                                0.000%  08/01/2011      267,000       212,933
                                                                                    ------------
                                                                                      49,806,156
                                                                                    ------------
    MEDICAL SUPPLIES: 1.9%
    Dade Behring Holdings, Inc.                   11.910%  10/03/2010    2,575,000     2,909,750
    Fisher Scientific International, Inc. (144A)   8.125%  05/01/2012    1,460,000     1,569,500
    PerkinElmer, Inc. (144A)                       8.875%  01/15/2013    2,225,000     2,397,438
    Sybron Dental Specialties, Inc.                8.125%  06/15/2012    1,275,000     1,319,625
                                                                                    ------------
                                                                                       8,196,313
                                                                                    ------------
    METALS: 0.5%
    Shaw Group, Inc. (144A)                       10.750%  03/15/2010    2,285,000     2,302,138
                                                                                    ------------
    MINING: 0.3%
    Peabody Energy Corp. (144A)                    6.875%  03/15/2013      910,000       946,400
    Peabody Energy Corp. - Series B                9.625%  05/15/2008      220,000       231,000
                                                                                    ------------
                                                                                       1,177,400
                                                                                    ------------
    OIL & GAS: 10.1%
    AmeriGas Partners LP                           8.875%  05/20/2011    2,065,000     2,230,200
    AmeriGas Partners LP/AmeriGas Eagle Finance
      Corp., Ser. D                               10.000%  04/15/2006      950,000     1,028,375
    ANR Pipeline, Inc. (144A)                      8.875%  03/15/2010      595,000       657,475
    Chesapeake Energy Corp.                        7.750%  01/15/2015    2,355,000     2,519,850
    Chesapeake Energy Corp.                        8.125%  04/01/2011    1,248,000     1,347,840
    Chesapeake Energy Corp.                        9.000%  08/15/2012    1,600,000     1,784,000
    Chesapeake Energy Corp. (144A)                 7.500%  09/15/2013    2,062,000     2,190,875
    CITGO Petroleum Corp. (144A)                  11.375%  02/01/2011    3,235,000     3,607,025
    Dresser Industries Inc.                        7.600%  08/15/2096    1,635,000     1,487,850
    El Paso Energy Partners                        8.500%  06/01/2011    1,550,000     1,670,125
    El Paso Energy Partners LP (144A)              8.500%  06/01/2010      970,000     1,045,175
    El Paso Energy Partners LP (144A)             10.625%  12/01/2012    2,360,000     2,714,000
    El Paso Natural Gas                            7.500%  11/15/2026      400,000       376,000
    El Paso Natural Gas                            8.625%  01/15/2022      900,000       920,250
    Forest Oil Corp.                               8.000%  06/15/2008      545,000       577,700
    Frontier Escrow Corp. (144A)                   8.000%  04/15/2013    1,400,000     1,449,000
    Luscar Coal Ltd.                               9.750%  10/15/2011    2,177,000     2,460,010

SEIX FUNDS, INC.

-------------------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2003                                    RATE     MATURITY    PAR/FACE     VALUE (A)

    Plains All American Pipeline LP                7.750%  10/15/2012  $ 1,546,000  $  1,685,140
    Premco Refining Group, Inc. (144A)             9.250%  02/01/2010      930,000     1,023,000
    Premco Refining Group, Inc. (144A)             9.500%  02/01/2013      810,000       903,150
    Southern Natural Gas Co                        8.000%  03/01/2032      440,000       449,900
    Southern Natural Gas Co.                       7.350%  02/15/2031      165,000       160,875
    Southern Natural Gas Co. (144A)                8.875%  03/15/2010      565,000       624,325
    Tennessee Gas Pipeline Co.                     7.500%  04/01/2017      400,000       392,000
    Tesero Petroleum Corp., Ser. B                 9.625%  11/01/2008    1,305,000     1,265,850
    Tesoro Petroleum Corp. (144A)                  8.000%  04/15/2008      515,000       533,025
    Tesoro Petroleum Corp., Ser. B                 9.000%  07/01/2008    1,765,000     1,685,575
    Western Gas Resources, Inc.                   10.000%  06/15/2009      985,000     1,073,650
    Western Oil Sands, Inc.                        8.375%  05/01/2012    3,035,000     3,247,450
    Westport Resources Corp.                       8.250%  11/01/2011    1,190,000     1,297,100
    Westport Resources Corp. (144A)                8.250%  11/04/2011      565,000       615,850
    XTO Energy, Inc.                               7.500%  04/15/2012      450,000       495,000
    XTO Energy, Inc. (144A)                        6.250%  04/15/2013      365,000       380,513
                                                                                    ------------
                                                                                      43,898,153
                                                                                    ------------
    PHARMACEUTICALS: 2.1%
    Advance PCS                                    8.500%  04/01/2008      805,000       869,400
    Alpharma, Inc. (144A)                          8.625%  05/01/2011    1,735,000     1,795,725
    AmerisourceBergen Corp.                        8.125%  09/01/2008      535,000       583,150
    AmerisourceBergen Corp. (144A)                 7.250%  11/15/2012    2,375,000     2,517,500
    Biovail Corp.                                  7.875%  04/01/2010    2,700,000     2,862,000
    Omnicare, Inc.                                 8.125%  03/15/2011      270,000       294,300
                                                                                    ------------
                                                                                       8,922,075
                                                                                    ------------
    REAL ESTATE: 2.4%
    Choctow Resort Development                     9.250%  04/01/2009    2,720,000     2,910,400
    Corrections Corp. of America                   9.875%  05/01/2009    1,290,000     1,406,100
    Health Care REIT, Inc.                         7.500%  08/15/2007    2,720,000     2,869,858
    Health Care REIT, Inc.                         8.000%  09/12/2012    1,970,000     2,020,365
    iStar Financial, Inc.                          7.000%  03/15/2008      555,000       572,981
    iStar Financial, Inc.                          8.750%  08/15/2008      460,000       503,700
                                                                                    ------------
                                                                                      10,283,404
                                                                                    ------------
    RESTAURANTS: 1.1%
    Jack in the Box, Inc.                          8.375%  04/15/2008      825,000       849,750
    Tricon Global Restaurants, Inc.                8.500%  04/15/2006      865,000       960,150
    Tricon Global Restaurants, Inc.                8.875%  04/15/2011    1,580,000     1,836,750
    Yum! Brands, Inc.                              7.700%  07/01/2012    1,020,000     1,134,750
                                                                                    ------------
                                                                                       4,781,400
                                                                                    ------------
    RETAILERS: 2.6%
    Ferrellgas Partners LP                         8.750%  06/15/2012    3,765,000     4,066,200
    J.C. Penney Co., Inc.                          7.400%  04/01/2037    1,485,000     1,544,400
    J.C. Penney Co., Inc.                          8.000%  03/01/2010    1,035,000     1,099,688
    J.C. Penney Co., Inc.                          8.125%  04/01/2027      650,000       627,250
    PETCO Animal Supplies, Inc.                   10.750%  11/01/2011      770,000       866,250
    Rite Aid Corp. (144A)                          8.125%  05/01/2010    1,200,000     1,230,000
    Rite Aid Corp. (144A)                          9.500%  02/15/2011      925,000       985,125
    Saks, Inc.                                     7.500%  12/01/2010      825,000       862,125
    Saks, Inc.                                     8.250%  11/15/2008      170,000       183,600
                                                                                    ------------
                                                                                      11,464,638
                                                                                    ------------
    TELEPHONE SYSTEMS: 7.6%
    Nextel Communications, Inc.                    9.375%  11/15/2009    1,377,000     1,487,160
    Nextel Communications, Inc.                    9.500%  02/01/2011    4,093,000     4,471,603
    Nextel Communications, Inc.                    9.950%  02/15/2008      700,000       735,000
    Nextel Communications, Inc.                   12.000%  11/01/2008    1,415,000     1,521,125
    Qwest Corp.                                    8.875%  06/01/2031    6,390,000     6,565,725

SEIX FUNDS, INC.

-------------------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2003                                    RATE     MATURITY    PAR/FACE     VALUE (A)

    Qwest Corp. (144A)                             8.875%  03/15/2012  $ 3,295,000  $  3,608,025
    Sprint Capital Corp.                           6.125%  11/15/2008      875,000       892,500
    Sprint Capital Corp.                           8.750%  03/15/2032    6,325,000     6,925,875
    TCI Communications, Inc.                       9.650%  03/31/2027    2,545,000     2,831,722
    TeleCorp PCS, Inc.                            10.625%  07/15/2010    2,180,000     2,594,200
    Tritel PCS, Inc.                              10.375%  01/15/2011    1,307,000     1,561,865
                                                                                    ------------
                                                                                      33,194,800
                                                                                    ------------
    TEXTILES, CLOTHING & FABRICS: 0.2%
    Russell Corp.                                  9.250%  05/01/2010       95,000       103,075
    William Carter Co. (The)                      10.875%  08/15/2011      755,000       839,938
                                                                                    ------------
                                                                                         943,013
                                                                                    ------------
    TRANSPORTATION: 0.5%
    Petroleum Helicopters, Inc.                    9.375%  05/01/2009    2,145,000     2,348,774
                                                                                    ------------

     TOTAL CORPORATE OBLIGATIONS (COST - $389,073,436)                               404,467,471
                                                                                    ------------

    PREFERRED STOCKS: 2.1%
                                                                            SHARES
                                                                       -----------
    CSC Holdings, Inc.                            11.125%                   62,850     6,567,825
    Hercules Trust II                              6.500%                    2,570     1,511,160
    Nexen, Inc.                                    9.375%                      100         2,560
    Shaw Communications, Inc.                     53.125%                   25,940       584,169
    Sovereign REIT (144A)                         12.000%                      390       546,000
                                                                                    ------------
     TOTAL PREFERRED STOCKS (COST - $9,095,924)                                        9,211,714
                                                                                    ------------

    REPURCHASE AGREEMENTS: 5.7%
                                                                          PAR/FACE
                                                                       -----------
    Investors Bank & Trust Company Repurchase
      Agreement, in the amount of $24,864,185:
      Issued 04/30/2003 (collateralized by
      $25,464,453 par of FNMA, 4.12% due
      02/01/2031 with a market value of
      $26,107,394) (Cost - $24,864,185)            1.000%  05/01/2003  $24,864,185    24,864,185
                                                                                    ------------

    TOTAL INVESTMENTS: 100.9% (COST - $423,033,545)                                  438,543,370

    LIABILITIES, NET OF OTHER ASSETS: (0.9%)                                          (3,783,120)
                                                                                    ------------

    NET ASSETS: 100.0%
    Applicable to 39,820,461 outstanding $.001 par value shares
      (authorized 500,000,000 shares)                                               $434,760,250
                                                                                    ============

    Summary of Abbreviations

 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2003, the aggregate value of the securities is $10,929,800 or 2.5% of the net assets.
 REIT Real Estate Investment Trust
 Yankee U.S. dollar denominated security issued by a non-U.S. company.

SEIX FUNDS, INC.

    See Notes to the Financial Statements.

SEIX FUNDS, INC.

Seix Limited Duration Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      COUPON
APRIL 30, 2003                         RATE    MATURITY    PAR/FACE     VALUE (A)

-----------------------------------------------------------------------------------

    U.S. GOVERNMENT & AGENCY OBLIGATIONS:
     5.5%
    U.S. TREASURY OBLIGATIONS: 5.5%
    U.S. Treasury Note                3.875%  06/30/2003  $1,300,000   $ 1,306,196
    U.S. Treasury Note                4.250%  05/31/2003   1,300,000     1,303,301
    U.S. Treasury Note                5.375%  06/30/2003   1,300,000     1,309,292
    U.S. Treasury Note                5.500%  05/31/2003   1,300,000     1,304,621
                                                                       -----------
                                                                         5,223,410
                                                                       -----------

     TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST - $5,223,177)      5,223,410
                                                                       -----------

    CORPORATE OBLIGATIONS: 4.4%
    FINANCIAL SERVICES: 4.4%
    SLM Corp. (FRN)                   1.971%  09/15/2005   4,200,000     4,201,021
                                                                       -----------

     TOTAL CORPORATE OBLIGATIONS (COST - $4,200,869)                     4,201,021
                                                                       -----------

    COLLATERALIZED MORTGAGE OBLIGATIONS:
     9.9%
    Amortizing Residential
      Collateral Trust, Ser.
      2002-BC1F, Class A (FRN)        2.180%  01/25/2032   4,700,359     4,696,687
    IMPAC CMB Trust, Ser. 2002-1,
      Class A1 (FRN)                  2.170%  03/25/2032   4,268,090     4,271,761
    Washington Mutual, Ser. 2000-1,
      Class A1 (FRN)                  6.403%  06/25/2024     395,862       395,909
                                                                       -----------
     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST - $9,359,055)       9,364,357
                                                                       -----------

    ASSET BACKED SECURITIES: 62.2%
    American Express Master Trust,
      Ser. 2002-2, Class A (FRN)      1.873%  05/15/2006     949,000       949,400
    BA Master Credit Card Trust,
      Ser. 2001-A, Class A (FRN)      2.020%  06/15/2008     765,000       766,382
    Banc One Heloc Trust, Ser.
      1996-A, Class A (FRN)           6.821%  05/15/2021     440,576       440,965
    Bank One Issuance Trust, Ser.
      2003-A2, Class A2 (FRN)         1.388%  10/15/2008   4,015,000     4,014,980
    Chase Credit Card Master Trust,
      Ser. 1997-1, Class A (FRN)      6.710%  10/15/2006   1,332,000     1,331,995
    Contimortgage Home Equity Loan
      Trust, Ser. 1998-3, Class A9
      (FRN)                           5.819%  09/15/2028     628,912       628,504
    Countrywide Home Equity Loan
      Trust, Ser. 2002-D, Class A
      (FRN)                           2.020%  08/15/2028   3,822,644     3,808,508
    FHLMC Structured Pass Through
      Securities, Ser. T-21, Class A
      (FRN)                           1.560%  10/25/2029     930,110       933,059
    FHLMC Structured Pass Through
      Securities, Ser. T-49, Class
      AV (FRN)                        1.964%  12/25/2032   3,246,788     3,252,541
    First USA Credit Card Master
      Trust, Ser. 1999-3, Class A
      (FRN)                           2.651%  01/19/2007   2,365,000     2,366,632
    Fleet Credit Card Master Trust
      II, Ser. 2001-A, Class A (FRN)  2.050%  08/15/2008   2,100,000     2,105,834
    Fleet Home Equity Loan Trust,
      Ser. 2003-1, Class A (FRN)      1.570%  01/20/2033   1,902,000     1,902,000
    FNMA Grantor Trust, Ser.
      2002-T10, Class A1 (FRN)        1.943%  06/25/2032   5,135,310     5,119,247
    FNMA Grantor Trust, Ser.
      2002-T13, Class A1 (FRN)        1.920%  08/25/2032   4,213,954     4,201,894
    FNMA Grantor Trust, Ser.
      2003-T3, Class A1 (FRN)         1.460%  06/25/2033   2,358,673     2,362,145
    FNMA Grantor Trust, Ser.
      2003-T4, Class 1A (FRN)         1.420%  09/26/2033   1,880,000     1,879,706
    Greenpoint Home Equity Loan
      Trust, Ser. 2001-1, Class A2
      (FRN)                           5.253%  04/15/2027   1,359,684     1,360,637
    MBNA Credit Card Master Note
      Trust, Ser. 2001-A4, Class A
      (FRN)                           2.030%  02/15/2007   4,300,000     4,304,154
    MBNA Master Credit Card Trust,
      Ser. 1995-A, Class A (FRN)      4.860%  01/16/2007   2,265,000     2,270,896
    Mellon Bank Home Equity Loan
      Trust, Ser. 2001-TBC1, Class
      A1 (FRN)                        2.198%  11/15/2031   2,650,005     2,656,147
    Merrill Lynch Home Equity Loan,
      Ser. 1997-1, Class A (FRN)      5.994%  09/25/2027     588,779       585,080
    Option One Mortgage Loan Trust,
      Ser. 2000-A, Class A5 (FRN)     6.000%  08/20/2030     379,260       379,751
    Residential Asset Mortgage
      Products, Inc., Ser. 2003-RS2,
      Class AII (FRN)                 1.650%  08/25/2020   3,033,047     3,034,584
    Residential Asset Securities
      Corp., Ser. 2001-KS4, Class A2
      (FRN)                           2.170%  05/25/2032   2,742,964     2,751,154
    Residential Funding Mortgage
      Securities II, Ser. 2003-HS1,
      Class AII (FRN)                 1.672%  01/25/2033   1,816,243     1,814,824
    SLM Student Loan Trust, Ser.
      2002-4, Class A1 (FRN)          1.826%  03/15/2007   1,082,160     1,082,074
    Wachovia Asset Securitization,
      Inc., Ser. 2002-HE2, Class A
      (FRN)                           1.783%  12/25/2032   2,819,461     2,826,546
                                                                       -----------
     TOTAL ASSET BACKED SECURITIES (COST - $59,071,202)                 59,129,639
                                                                       -----------

SEIX FUNDS, INC.

-----------------------------------------------------------------------------------------------
Seix Limited Duration Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2003                                    RATE    MATURITY    PAR/FACE    VALUE (A)

    REPURCHASE AGREEMENTS: 5.6%
    Investors Bank & Trust Company Repurchase
      Agreement, in the amount of $5,365,991:
      Issued 4/30/2003 (collateralized by
      $5,429,281 par of FHLMC Pool #788133,
      5.770% due 6/01/2031 with a market value
      of $5,634,290) (Cost - $5,365,991)          1.000%  05/01/2003  $5,365,991   $ 5,365,991
                                                                                   -----------

    SHORT-TERM INVESTMENTS: 11.3%
    U.S. Treasury Bill(1)                         1.075%  05/29/2003   3,000,000     2,997,491
    U.S. Treasury Bill(1)                         1.105%  05/15/2003     522,000       521,776
    U.S. Treasury Bill(1)                         1.125%  05/29/2003   7,227,000     7,220,676
                                                                                   -----------
     TOTAL SHORT-TERM INVESTMENTS (COST - $10,739,943)                              10,739,943
                                                                                   -----------

    TOTAL INVESTMENTS: 98.9% (COST - $93,960,237)                                   94,024,361

    OTHER ASSETS, NET OF LIABILITIES: 1.1%                                           1,089,627
                                                                                   -----------

    NET ASSETS: 100.0%
    Applicable to 9,524,511 outstanding $.001 par value shares
      (authorized 500,000,000 shares)                                              $95,113,988
                                                                                   ===========

    Summary of Abbreviations

 (1)  Coupon rate shown represents yield to maturity at date of purchase.
 (a)  See note 2 to the Financial Statements
 FRN  Floating Rate Note

    See Notes to the Financial Statements.

SEIX FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2003
--------------------------------------------------------------------------------

                                    Seix           Seix           Seix             Seix
                                  Core Bond    Intermediate    High Yield    Limited Duration
                                    Fund         Bond Fund        Fund             Fund
                                -------------  -------------  -------------  ----------------
ASSETS
Investments, at value (cost of
  $44,510,131, $27,856,352,
  $423,033,545 and
  $93,960,237, respectively)
  (Note 2 and 5)                $  45,707,107  $  28,766,152  $ 438,543,370   $  94,024,361
Cash                                       77        -              -             1,300,000
Receivable for securities sold      8,697,472        180,773      4,040,711        -
Interest receivable                   291,958        300,168      8,917,446         131,418
Receivable from investment
  advisor                             -               16,244        -                27,826
                                -------------  -------------  -------------   -------------
    Total assets                   54,696,614     29,263,337    451,501,527      95,483,605
                                -------------  -------------  -------------   -------------

LIABILITIES
Payable for securities
  purchased                        19,458,784        210,488     14,060,137         249,551
Payable to investment advisor           4,190        -              343,472        -
Dividends payable                      94,158         85,868      2,319,024          93,321
Accrued expenses and other
  liabilities                          82,670         49,024         18,644          26,745
                                -------------  -------------  -------------   -------------
    Total liabilities              19,639,802        345,380     16,741,277         369,617
                                -------------  -------------  -------------   -------------

NET ASSETS                      $  35,056,812  $  28,917,957  $ 434,760,250   $  95,113,988
                                =============  =============  =============   =============

COMPOSITION OF NET ASSETS
Paid-in capital                 $  32,187,472  $  28,246,435  $ 417,442,426   $  95,055,856
Accumulated undistributed net
  investment income (loss)              2,871         (2,426)        83,982            (720)
Net accumulated realized gain
  (loss) on investments             1,669,493       (235,852)     1,724,017          (5,272)
Net unrealized appreciation on
  investments                       1,196,976        909,800     15,509,825          64,124
                                -------------  -------------  -------------   -------------
  Net assets applicable to
    capital stock outstanding   $  35,056,812  $  28,917,957  $ 434,760,250   $  95,113,988
                                =============  =============  =============   =============

NET ASSETS
Class I                            34,817,885     28,917,957    415,653,386      95,113,988
Class P                               238,927        -           19,106,864        -
SHARES OUTSTANDING
Class I                             3,344,012      2,805,507     38,006,011       9,524,511
Class P                                22,720        -            1,814,450        -
NET ASSET VALUE PER SHARE
Class I                                 10.41          10.31          10.94            9.99
Class P                                 10.52        -                10.53        -

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SEIX FUNDS, INC.
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED APRIL 30, 2003
--------------------------------------------------------------------------------

                                     Seix            Seix            Seix             Seix
                                  Core Bond      Intermediate     High Yield    Limited Duration
                                     Fund         Bond Fund          Fund             Fund
                                --------------  --------------  --------------  ----------------
INVESTMENT INCOME
Dividend income                 $     12,939    $    -          $     55,432     $     -
Interest income                    1,289,476         694,474       7,881,607            234,409
                                --------------  --------------  --------------   --------------
    Total income                   1,302,415         694,474       7,937,039            234,409
                                --------------  --------------  --------------   --------------

EXPENSES
Investment advisory fees (Note
  3)                                  81,762          37,398         517,473             16,275
Administration fees (Note 3)          19,202          12,339          56,196              7,348
Distribution and services fees
Class P                                  213         -                14,226           -
Custodian fees                        47,727          26,849          63,765              6,553
Audit fees                            15,604          16,277          14,427             13,898
Legal fees                            11,335           5,763          15,742              2,511
Directors fees (Note 3)                4,158           2,275           6,888              1,241
Amortization of organizational
  costs                                3,849         -               -                 -
State registration filing fees         2,835           2,114          16,436                 49
Transfer agent fees                      669             701           9,798                457
Insurance expense                          6               3           1,404                  2
Miscellaneous fees and
  expenses                             5,825           2,402          13,184              1,073
                                --------------  --------------  --------------   --------------
    Total operating expenses         193,185         106,121         729,539             49,407
    Waiver of investment
      advisory and
      administration fees and
      reimbursement of other
      expenses                       (44,750)        (38,806)       (140,399)           (16,858)
                                --------------  --------------  --------------   --------------
    Net expenses                     148,435          67,315         589,140             32,549
                                --------------  --------------  --------------   --------------
Net investment income              1,153,980         627,159       7,347,899            201,860
                                --------------  --------------  --------------   --------------

NET REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
Net realized gain (loss) on
  investments                      2,544,825         509,387       2,568,222             (5,272)
Change in unrealized
  appreciation on investments        535,154          67,621      15,455,218             66,442
                                --------------  --------------  --------------   --------------
    Net realized and
      unrealized gain on
      investments                  3,079,979         577,008      18,023,440             61,170
                                --------------  --------------  --------------   --------------
Net increase in net assets
  resulting from operations     $  4,233,959    $  1,204,167    $ 25,371,339     $      263,030
                                ==============  ==============  ==============   ==============

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SEIX FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   Seix Core Bond Fund               Seix Intermediate Bond Fund
                           ------------------------------------  ------------------------------------
                           SIX MONTHS ENDED                      SIX MONTHS ENDED
                            APRIL 30, 2003       YEAR ENDED       APRIL 30, 2003       YEAR ENDED
                              (UNAUDITED)     OCTOBER 31, 2002      (UNAUDITED)     OCTOBER 31, 2002
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS
Net investment income      $      1,153,980   $      3,294,443   $        627,159   $       1,581,536
Net realized gain (loss)
  from investments                2,544,825           (707,157)           509,387            (640,661)
Net change in unrealized
  appreciation
  (depreciation) of
  investments                       535,154           (657,158)            67,621             357,499
                           -----------------  -----------------  -----------------  -----------------
Net increase in net
  assets resulting from
  operations                      4,233,959          1,930,128          1,204,167           1,298,374
                           -----------------  -----------------  -----------------  -----------------

DISTRIBUTIONS TO
  SHAREHOLDERS
From net investment
  income
Class I                          (1,148,607)        (3,403,242)          (629,585)         (1,684,416)
Class P                              (2,497)            (1,605)         -                   -
From net realized gains
  on investments
Class I                           -                   (267,209)         -                    (615,178)
                           -----------------  -----------------  -----------------  -----------------
Total distributions to
  shareholders                   (1,151,104)        (3,672,056)          (629,585)         (2,299,594)

CAPITAL SHARE
  TRANSACTIONS (NOTE 6)         (48,918,914)        30,600,555        (11,940,601)         15,093,017
                           -----------------  -----------------  -----------------  -----------------

Total increase (decrease)
  in net assets                 (45,836,059)        28,858,627        (11,366,019)         14,091,797

NET ASSETS
Beginning of period              80,892,871         52,034,244         40,283,976          26,192,179
                           -----------------  -----------------  -----------------  -----------------
End of period              $     35,056,812   $     80,892,871   $     28,917,957   $      40,283,976
                           =================  =================  =================  =================

UNDISTRIBUTED
  (DISTRIBUTIONS IN
  EXCESS OF) NET
  INVESTMENT INCOME,
  END OF PERIOD            $          2,871   $             (5)  $         (2,426)  $       -
                           =================  =================  =================  =================

--------------------------------------------------------------------------------

                                       See Notes to the Financial Statements

SEIX FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                   Seix High Yield Fund                Seix Limited Duration Fund
                           ------------------------------------  --------------------------------------
                           SIX MONTHS ENDED                      SIX MONTHS ENDED   FOR THE PERIOD FROM
                            APRIL 30, 2003       YEAR ENDED       APRIL 30, 2003     OCTOBER 25, 2002*
                              (UNAUDITED)     OCTOBER 31, 2002      (UNAUDITED)     TO OCTOBER 31, 2002
                           -----------------  -----------------  -----------------  -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS
Net investment income      $      7,347,899   $      1,915,588   $        201,860    $             706
Net realized gain (loss)
  from investments                2,568,222           (843,794)            (5,272)          -
Net change in unrealized
  appreciation
  (depreciation) of
  investments                    15,455,218             25,228             66,442               (2,318)
                           -----------------  -----------------  -----------------   -----------------
Net increase (decrease)
  in net assets resulting
  from operations                25,371,339          1,097,022            263,030               (1,612)
                           -----------------  -----------------  -----------------   -----------------

DISTRIBUTIONS TO
  SHAREHOLDERS
From net investment
  income
Class I                          (6,932,286)        (1,614,896)          (203,036)                (250)
Class P                            (329,921)          (299,669)         -                   -
From net realized gains
  on investments
Class I                           -                    (13,544)         -                   -
Class P                           -                     (2,714)         -                   -
                           -----------------  -----------------  -----------------   -----------------
Total distributions to
  shareholders                   (7,262,207)        (1,930,823)          (203,036)                (250)

CAPITAL SHARE
  TRANSACTIONS (NOTE 6)         324,757,234         88,086,475         82,755,507           12,300,349
                           -----------------  -----------------  -----------------   -----------------

Total increase in net
  assets                        342,866,366         87,252,674         82,815,501           12,298,487

NET ASSETS
Beginning of period              91,893,884          4,641,210         12,298,487           -
                           -----------------  -----------------  -----------------   -----------------
End of period              $    434,760,250   $     91,893,884   $     95,113,988    $      12,298,487
                           =================  =================  =================   =================

UNDISTRIBUTED
  (DISTRIBUTIONS IN
  EXCESS OF) NET
  INVESTMENT INCOME,
  END OF PERIOD            $         83,982   $         (1,710)  $           (720)   $             456
                           =================  =================  =================   =================

--------------------------------------------------------------------------------

   *  Commencement of investment operations.

                                       See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                          Seix Core Bond Fund Class I
                           -----------------------------------------------------------------------------------------
                           SIX MONTHS ENDED                YEAR ENDED OCTOBER 31,                FOR THE PERIOD FROM
                            APRIL 30, 2003   --------------------------------------------------  DECEMBER 30, 1997*
                             (UNAUDITED)        2002         2001         2000         1999      TO OCTOBER 31, 1998
                           ----------------  -----------  -----------  -----------  -----------  -------------------
Net asset value,
  beginning of period          $ 10.00         $ 10.34      $  9.66      $  9.67      $ 10.26          $ 10.00
                               -------         -------      -------      -------      -------          -------

INVESTMENT OPERATIONS
Net investment income             0.18            0.42         0.59         0.63         0.56             0.21

Net realized and
  unrealized gain (loss)
  on investments                  0.41           (0.29)        0.70        (0.02)       (0.48)            0.46
                               -------         -------      -------      -------      -------          -------

    Total increase from
      investment
      operations                  0.59            0.13         1.29         0.61         0.08             0.67
                               -------         -------      -------      -------      -------          -------

DISTRIBUTIONS
From net investment
  income                         (0.18)          (0.42)       (0.61)       (0.62)       (0.56)           (0.41)
From net realized gains
  on investments                -                (0.05)       -            -            (0.11)         -
                               -------         -------      -------      -------      -------          -------
    Total distributions          (0.18)          (0.47)       (0.61)       (0.62)       (0.67)           (0.41)
                               -------         -------      -------      -------      -------          -------

Net asset value, end of
  period                       $ 10.41         $ 10.00      $ 10.34      $  9.66      $  9.67          $ 10.26
                               =======         =======      =======      =======      =======          =======

TOTAL RETURN (a)                 5.98% (b)       1.38%       13.82%        6.63%        0.80%            6.87% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's)                      $34,818         $80,727      $52,034      $58,099      $56,285          $43,899

Ratio of net expenses to
  average net assets             0.45% (c)       0.45%        0.45%        0.45%        0.45%            0.45% (c)

Ratio of expenses to
  average net assets
  (before expense waivers
  and reimbursement of
  other expenses)                0.59% (c)       0.70%        0.70%        0.63%        0.71%            1.03% (c)

Ratio of net investment
  income to average
  net assets                     3.54% (c)       4.08%        5.85%        6.57%        5.78%            5.17% (c)

Portfolio turnover rate           249% (b)        502%         492%         522%         562%             478% (b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not annualized.
 (c)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                               Seix Core Bond Fund Class P
                                          -------------------------------------
                                          SIX MONTHS ENDED  FOR THE PERIOD FROM
                                           APRIL 30, 2003    JANUARY 25, 2002*
                                            (UNAUDITED)     TO OCTOBER 31, 2002
                                          ----------------  -------------------
Net asset value, beginning of period           $10.08             $10.00
                                               ------             ------

INVESTMENT OPERATIONS
Net investment income                            0.14               0.27

Net realized and unrealized gain (loss)
  on investments                                 0.44               0.09
                                               ------             ------

    Total increase from investment
      operations                                 0.58               0.36
                                               ------             ------

DISTRIBUTIONS
From net investment income                      (0.14)             (0.28)
                                               ------             ------
    Total distributions                         (0.14)             (0.28)
                                               ------             ------

Net asset value, end of period                 $10.52             $10.08
                                               ======             ======

TOTAL RETURN (A)                                5.83% (b)          3.69% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)              $  239             $  166

Ratio of net expenses to average net
  assets                                        0.80% (c)          0.80% (c)

Ratio of expenses to average net assets
  (before expense waivers and
  reimbursement of other expenses)              0.77% (c)          1.11% (c)

Ratio of net investment income to
  average net assets                            3.08% (c)          3.31% (c)

Portfolio turnover rate                          249% (b)           502% (b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not annualized.
 (c)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                               Seix Intermediate Bond Fund Class I
                           ----------------------------------------------------------------------------
                           SIX MONTHS ENDED         YEAR ENDED OCTOBER 31,          FOR THE PERIOD FROM
                            APRIL 30, 2003   -------------------------------------    JUNE 30, 1999*
                             (UNAUDITED)        2002         2001         2000      TO OCTOBER 31, 1999
                           ----------------  -----------  -----------  -----------  -------------------
Net asset value,
  beginning of period          $ 10.12         $ 10.63      $  9.96      $  9.92          $ 10.00
                               -------         -------      -------      -------          -------

INVESTMENT OPERATIONS
Net investment income             0.23            0.47         0.57         0.64             0.20

Net realized and
  unrealized gain (loss)
  on investments                  0.19           (0.23)        0.68         0.04            (0.09)
                               -------         -------      -------      -------          -------

    Total increase from
      investment
      operations                  0.42            0.24         1.25         0.68             0.11
                               -------         -------      -------      -------          -------

DISTRIBUTIONS
From net investment
  income                         (0.23)          (0.50)       (0.58)       (0.64)           (0.19)
From net realized gains
  on investments                -                (0.25)       -            -              -
                               -------         -------      -------      -------          -------
    Total distributions          (0.23)          (0.75)       (0.58)       (0.64)           (0.19)
                               -------         -------      -------      -------          -------

Net asset value, end of
  period                       $ 10.31         $ 10.12      $ 10.63      $  9.96          $  9.92
                               =======         =======      =======      =======          =======

TOTAL RETURN (A)                 4.16% (b)       2.47%       12.87%        7.08%            1.13% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's)                      $28,918         $40,284      $26,192      $11,207          $10,926

Ratio of net expenses to
  average net assets             0.45% (c)       0.45%        0.45%        0.45%            0.45% (c)

Ratio of expenses to
  average net assets
  (before expense waivers
  and reimbursement of
  other expenses)                0.71% (c)       0.73%        0.76%        0.88%            1.81% (c)

Ratio of net investment
  income to average net
  assets                         4.20% (c)       4.63%        5.50%        6.44%            5.93% (c)

Portfolio turnover rate           133% (b)        237%         431%         342%             117% (b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not Annualized.
 (c)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                  Seix High Yield Fund Class I
                                     -------------------------------------------------------
                                     SIX MONTHS ENDED                    FOR THE PERIOD FROM
                                      APRIL 30, 2003      YEAR ENDED     DECEMBER 29, 2000*
                                       (UNAUDITED)     OCTOBER 31, 2002  TO OCTOBER 31, 2001
                                     ----------------  ----------------  -------------------
Net asset value, beginning of
  period                                 $  10.17          $ 10.40             $ 10.00
                                         --------          -------             -------

INVESTMENT OPERATIONS
Net investment income                        0.32             0.63                0.64

Net realized and unrealized gain
  (loss) on investments                      0.77            (0.20)               0.36
                                         --------          -------             -------

    Total increase from investment
      operations                             1.09             0.43                1.00
                                         --------          -------             -------

DISTRIBUTIONS
From net investment income                  (0.32)           (0.63)              (0.60)
From net realized gains on
  investments                             -                  (0.03)            -
                                         --------          -------             -------
    Total distributions                     (0.32)           (0.66)              (0.60)
                                         --------          -------             -------

Net asset value, end of period           $  10.94          $ 10.17             $ 10.40
                                         ========          =======             =======

TOTAL RETURN (A)                           10.92% (b)        4.21%              10.14% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)        $415,653          $82,017             $ 4,641

Ratio of net expenses to average
  net assets                                0.55% (c)        0.55%               0.55% (c)

Ratio of expenses to average net
  assets (before expense waivers
  and reimbursement of other
  expenses)                                 0.68% (c)        1.07%               3.98% (c)

Ratio of net investment income to
  average net assets                        7.12% (c)        6.80%               7.33% (c)

Portfolio turnover rate                       60% (b)          97%                466% (b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not annualized.
 (c)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                              Seix High Yield Fund Class P
                                          -------------------------------------
                                          SIX MONTHS ENDED  FOR THE PERIOD FROM
                                           APRIL 30, 2003   DECEMBER 21, 2001*
                                            (UNAUDITED)     TO OCTOBER 31, 2002
                                          ----------------  -------------------
Net asset value, beginning of period          $  9.78             $10.00
                                              -------             ------

INVESTMENT OPERATIONS
Net investment income                            0.33               0.54

Net realized and unrealized gain (loss)
  on investments                                 0.70              (0.22)
                                              -------             ------

    Total increase from investment
      operations                                 1.03               0.32
                                              -------             ------

DISTRIBUTIONS
From net investment income                      (0.28)             (0.51)
From net realized gains on investments         -                   (0.03)
                                              -------             ------
    Total distributions                         (0.28)             (0.54)
                                              -------             ------

Net asset value, end of period                $ 10.53             $ 9.78
                                              =======             ======

TOTAL RETURN (A)                               10.69% (b)          3.29% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)             $19,107             $9,877

Ratio of net expenses to average net
  assets                                        0.90% (c)          0.89% (c)

Ratio of expenses to average net assets
  (before expense waivers and
  reimbursement of other expenses)              0.97% (c)          1.20% (c)

Ratio of net investment income to
  average net assets                            6.81% (c)          6.53% (c)

Portfolio turnover rate                           60% (b)            97% (b)

--------------------------------------------------------------------------------

 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b)  Not annualized.
 (c)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                           Seix Limited Duration Fund Class I
                                          -------------------------------------
                                          SIX MONTHS ENDED  FOR THE PERIOD FROM
                                           APRIL 30, 2003    OCTOBER 25, 2002*
                                            (UNAUDITED)     TO OCTOBER 31, 2002
                                          ----------------  -------------------
Net asset value, beginning of period          $ 10.00             $ 10.00
                                              -------             -------

INVESTMENT OPERATIONS
Net investment income                            0.06                0.00 (a)

Net realized and unrealized loss on
  investments                                   (0.01)            -
                                              -------             -------

    Total increase from investment
      operations                                 0.05                0.00
                                              -------             -------

DISTRIBUTIONS
From net investment income                      (0.06)              (0.00 ) (a)
                                              -------             -------
    Total distributions                         (0.06)              (0.00)
                                              -------             -------

Net asset value, end of period                $  9.99             $ 10.00
                                              =======             =======

TOTAL RETURN                                    0.51% (c)           0.00% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)             $95,114             $12,298

Ratio of net expenses to average net
  assets                                        0.20% (d)           0.00% (b)

Ratio of expenses to average net assets
  (before expense waivers and
  reimbursement of other expenses)              0.30% (d)           0.00% (b)

Ratio of net investment income to
  average net assets                            1.28% (d)           0.00% (b)

Portfolio turnover rate                          187% (c)              0% (b)

--------------------------------------------------------------------------------

 (a) Net investment income and distributions from net investment income were less than $0.01 per share.
 (b)  Amounts are not meaningful due to the short period of operations.
 (c)  Not Annualized.
 (d)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION

Seix Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 4, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has four portfolios: the Seix Core Bond Fund (the "Core Bond Fund") commenced operations on December 30, 1997, the Seix Intermediate Bond Fund (the "Intermediate Bond Fund") commenced operations on June 30, 1999, the Seix High Yield Fund (the "High Yield Fund") commenced operations on December 29, 2000, and the Seix Limited Duration Fund (the "Limited Duration Fund") commenced operations on October 25, 2002, (each a "Portfolio", collectively, the "Portfolios"). The Core Bond Fund and the Intermediate Bond Fund are non-diversified, and the High Yield Fund and the Limited Duration Fund are diversified.

Throughout the six months ended April 30, 2003, the Portfolios offered Class I shares. The Core Bond Fund and High Yield Fund began to offer Class P shares effective January 25, 2002 and December 21, 2001, respectively. As of April 30, 2003 the Class P shares for Intermediate Bond Fund and the Limited Duration Fund have not commenced. Class P shares bear a 12b-1 distribution fee (See Note 3).

INVESTMENT OBJECTIVES

The Core Bond Fund is designed to provide investors with a total return, which consistently exceeds the total return of the broad U.S. investment grade bond market. Performance is measured against the Lehman Brothers Aggregate Bond Index. The Intermediate Bond Fund is designed to provide investors with a total return, which consistently exceeds the total return of the intermediate portion of the broad U.S. investment grade bond market. Performance is measured against the Lehman Brothers Intermediate Government/Credit Index. The High Yield Fund is designed to provide investors with a high income and, secondarily, capital appreciation. Performance is measured against the Merrill Lynch High Yield Index. The Limited Duration Fund is designed to provide investors with a high level of current income while preserving liquidity and capital.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION

All investments are valued daily at their market price, which results in unrealized gain or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Short-term securities purchased with sixty days or less remaining to maturity are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. The Portfolios use the specific identification method for determining gain or loss on sales of securities.

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Portfolios accrete discounts or amortize premiums using the yield-to-maturity method on a daily basis, except for securities having a maturity date of less than sixty days at the time of acquisition. Such securities are amortized on a straight-line basis.

The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001. As required, effective
November 1, 2001, paydown gains and losses on mortgage-backed and asset-backed securities are presented as an adjustment to interest income. Prior to this date, paydown gains and losses on mortgage-backed and asset-backed securities were presented as realized gains and losses. The cumulative effect of applying the required change has no impact on the net assets reported in the financial statements. The effect of this change for the six months ended April 30, 2003, resulted in a reclassification of $2,527 and $5,297 from realized loss to interest income reductions for the Core Bond Fund and Intermediate Bond Fund, respectively and a reclassification of $5,142 from realized gain to interest income for the Limited Duration Fund.

INCOME TAX

There is no provision for Federal income or excise tax since the Portfolios intend to qualify as regulated investment companies ("RICs") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of their taxable income.

TAXES AND DIVIDENDS TO SHAREHOLDERS

It is the policy of the Portfolios to declare and pay dividends from net investment income monthly. Dividends from net short-term capital gains and net long-term capital gains, if any, are normally declared and paid annually, but the Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code (the "Code"). To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Income and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment, temporary differences do not require such reclassification.

OPERATING EXPENSES

Expenses are recorded on an accrual basis. Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Expenses which are not readily identifiable to a specific Portfolio are allocated to each Portfolio based on its net assets in relation to the total net assets of all of the Portfolios or on another reasonable basis. Common expenses are allocated pro-rata among the class of shares of the Portfolio based on the relative net assets of each class. Distribution and service fees, which are directly attributable to a class of shares, are charged to that class' operations.

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER

The Fund's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Core Bond Fund and the Intermediate Bond Fund each pay the Investment Adviser a monthly fee at an annual rate of 0.25% of the average daily net assets of each class. Additionally, the High Yield Fund and the Limited Duration Fund pay the Investment Adviser a monthly fee at an annual rate of 0.50% and 0.10% respectively, of the average daily net assets of each class.

For the six months ended April 30, 2003, the Investment Adviser has voluntarily agreed to limit the total expenses of Class I Shares and Class P Shares of the Core Bond Fund and the Intermediate Bond Fund (excluding taxes, interest, brokerage, and

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES (CONTINUED) extraordinary expenses) to an annual rate of 0.45% and 0.80% respectively, of average daily net assets attributable to such class. The Investment Adviser has also voluntarily agreed to limit the total expenses of Class I Shares and Class P Shares of the High Yield Fund (excluding taxes, interest, brokerage, and extraordinary expenses) to an annual rate of 0.55% and 0.90% respectively, of average daily net assets attributable to such class. The Investment Adviser has also voluntarily agreed to limit the total expenses of Class I Shares and Class P Shares of the Limited Duration Fund (excluding taxes, interest, brokerage, and extraordinary expenses) to an annual rate of 0.20% and 0.55% respectively, of average daily net assets attributable to such class. During the six months ended April 30, 2003, the Investment Adviser voluntarily waived $44,750, $37,398, $140,399 and $16,275 of advisory fees, and reimbursed $0, $1,408, $0 and $6,644 for other expenses which are due from the Investment Adviser, for the Core Bond Fund, the Intermediate Bond Fund, the High Yield Fund and the Limited Duration Fund, respectively.

ADMINISTRATOR

Pursuant to its Administration Agreement, Investors Bank & Trust Company (the "Administrator"), earns a fee for providing fund administration services to the Portfolios. Under this agreement, the Core Bond Fund, the Intermediate Bond Fund, the High Yield Fund, and the Limited Duration Fund incurred $19,202, $12,339, $56,196, and $7,348 respectively, in administration fees for the six months ended April 30, 2003.

DIRECTORS

Directors' fees of $4,158, $2,275, $6,888 and $1,241 were paid by the Core Bond Fund, the Intermediate Bond Fund, the High Yield Fund and the Limited Duration Fund respectively, for the six months ended April 30, 2003 to Directors who are not employees of the Investment Adviser. Directors who are not employees of the Investment Adviser received an annual retainer of $2,000, payable quarterly and $1,000 per meeting attended. Certain officers and Director of the Funds are officers of the above organizations.

DISTRIBUTION

Quasar Distributors, LLC (the "Distributor") is the Portfolios' distributor. The Distributor's annual compensation in the amount of $25,000 is paid directly by the Portfolios' Administrator.

The Portfolios have adopted a Distribution and Service Plan (the "Plan") with respect to its Class P shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 that allows each Portfolio to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Each Portfolio's Plan authorizes payment of up to 0.35% of average daily net assets of the Class P shares for distribution and shareholder services. As of April 30, 2003, the Board of Directors has only approved payment of up to 0.25% of average net assets.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments, other than short-term investments, for the six months ended April 30, 2003 were as follows:

                                            PURCHASES                            SALES
                                ---------------------------------  ---------------------------------
          PORTFOLIO             U.S. GOVERNMENT  OTHER SECURITIES  U.S. GOVERNMENT  OTHER SECURITIES
----------------------------------------------------------------------------------------------------
Core Bond Fund                   $182,143,868      $ 12,791,551     $199,965,061      $ 48,721,966

Intermediate Bond Fund             31,206,983         4,673,512       31,685,418        11,210,742

High Yield Fund                       -             448,752,794          -             121,261,399

Limited Duration Fund              14,738,328       105,730,800       14,871,742        37,035,871

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS (CONTINUED)
The components of net unrealized appreciation of investments for federal tax purposes at April 30, 2003 for the Portfolios are as follows:

                                                                              COST FOR FEDERAL
          PORTFOLIO             APPRECIATION  DEPRECIATION  NET APPRECIATION    TAX PURPOSES
----------------------------------------------------------------------------------------------
Core Bond Fund                  $ 1,218,856   $   (21,880)    $ 1,196,976       $ 44,510,131

Intermediate Bond Fund          $   955,551   $   (45,751)    $   909,800       $ 27,856,352

High Yield Fund                 $15,884,686   $  (374,861)    $15,509,825       $423,033,545

Limited Duration Fund           $    68,507   $    (4,383)    $    64,124       $ 93,960,237

5. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Portfolios and repurchase such securities from the Portfolios at a mutually agreed upon price and date.

The Portfolios will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolios will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

6. CAPITAL SHARE TRANSACTIONS

At April 30, 2003, an unlimited number of shares of beneficial interest without par value were authorized.

Transactions in capital stock for the Core Bond Fund were as follows for the periods indicated:

                                    SIX MONTHS ENDED             YEAR ENDED
                                     APRIL 30, 2003           OCTOBER 31, 2002
                                ------------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
                                --------------------------------------------------
Class I:
Shares Sold                          3,166  $     32,550   6,151,422  $ 61,494,830
Shares Reinvested                  101,546     1,037,911     387,059     3,869,999
Shares Redeemed                 (4,832,540)  (50,055,245) (3,498,831)  (34,928,639)
                                --------------------------------------------------
  NET INCREASE (DECREASE)       (4,727,828) $(48,984,784)  3,039,650  $ 30,436,190
                                ==================================================

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                    FOR THE PERIOD FROM
                                SIX MONTHS ENDED    JANUARY 25, 2002* TO
                                 APRIL 30, 2003       OCTOBER 31, 2002
                                -----------------  ----------------------
                                SHARES    AMOUNT    SHARES      AMOUNT
                                -----------------------------------------
Class P:
Shares Sold                      7,4167  $ 77,313   16,951     $169,723
Shares Reinvested                  -        -         -           -
Shares Redeemed                  (1,119)  (11,443)    (529)      (5,328)
                                -----------------------------------------
  NET INCREASE                    6,298  $ 65,870   16,422     $164,365
                                =========================================

   *  Commencement of investment operations

Transactions in capital stock for the Intermediate Bond Fund were as follows for the periods indicated:

                                    SIX MONTHS ENDED            YEAR ENDED
                                     APRIL 30, 2003          OCTOBER 31, 2002
                                ------------------------  ----------------------
                                  SHARES       AMOUNT      SHARES      AMOUNT
                                ------------------------------------------------
Class I:
Shares Sold                          6,300  $    236,527  1,370,192  $13,620,131
Shares Reinvested                   70,241       543,716    239,525    2,419,376
Shares Redeemed                 (1,253,093)  (12,720,844)   (92,349)    (946,490)
                                ------------------------------------------------
  NET INCREASE (DECREASE)       (1,176,552) $(11,940,601) 1,517,368  $15,093,017
                                ================================================

Transactions in capital stock for the High Yield Fund were as follows for the periods indicated:

                                    SIX MONTHS ENDED            YEAR ENDED
                                     APRIL 30, 2003          OCTOBER 31, 2002
                                ------------------------  ----------------------
                                  SHARES       AMOUNT      SHARES      AMOUNT
                                ------------------------------------------------
Class I:
Shares Sold                     31,035,763  $328,601,938  7,510,247  $76,947,221
Shares Reinvested                  417,853     3,943,153    137,519    1,404,424
Shares Redeemed                 (1,512,612)  (15,987,452)   (28,879)    (300,054)
                                ------------------------------------------------
  NET INCREASE                  29,941,004  $316,557,639  7,618,887  $78,051,591
                                ================================================

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                         FOR THE PERIOD FROM
                                   SIX MONTHS ENDED     DECEMBER 21, 2001* TO
                                    APRIL 30, 2003         OCTOBER 31, 2002
                                ----------------------  ----------------------
                                 SHARES      AMOUNT      SHARES      AMOUNT
                                ----------------------------------------------
Class P:
Shares Sold                     1,652,054  $16,774,543  1,009,579  $10,036,848
Shares Reinvested                  25,824      212,822     30,641      302,144
Shares Redeemed                  (873,311)  (8,787,770)   (30,337)    (304,108)
                                ----------------------------------------------
  NET INCREASE                    804,567  $ 8,199,595  1,009,883  $10,034,884
                                ==============================================

   *  Commencement of investment operations

Transactions in capital stock for the Limited Duration Fund were as follows for the periods indicated:

                                                           FOR THE PERIOD FROM
                                    SIX MONTHS ENDED       OCTOBER 25, 2002* TO
                                     APRIL 30, 2003          OCTOBER 31, 2002
                                ------------------------  ----------------------
                                  SHARES       AMOUNT      SHARES      AMOUNT
                                ------------------------------------------------
Class I:
Shares Sold                     11,086,266  $110,645,792  1,230,010  $12,300,099
Shares Reinvested                   11,014       109,715         25          250
Shares Redeemed                 (2,802,804)  (28,000,000)     -           -
                                ------------------------------------------------
  NET INCREASE                   8,294,476  $ 82,755,507  1,230,035  $12,300,349
                                ================================================

   *  Commencement of investment operations

ITEM 2 (CODE OF ETHICS):  Not applicable to this filing.


ITEM 3 (AUDIT COMMITTEE FINANCIAL EXPERT):  Not applicable to this filing.


ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES):  Not applicable to this filing.


ITEM 5 (RESERVED)

ITEM 6 (RESERVED)

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this filing.

ITEM 8 (RESERVED)

ITEM 9 (CONTROLS AND PROCEDURES):

         SUB-ITEM 9a - Within the 90-day period immediately preceding the filing of this Report, the Company's Principal Executive Officer and Principal Financial Officer have each evaluated the effectiveness of the Company's "Disclosure Controls and Procedures" and have concluded that they were effective. As such term is used above, the Company's Controls and Procedures are controls and other procedures of the Company that are designed to ensure that information required to be disclosed by the Company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported, within the time periods specified in the Security Exchange Commission's rules and forms. Disclosure Controls and Procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by the Company in such reports is accumulated and communicated to the Company's management, including its principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

         SUB-ITEM 9b - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10 (EXHIBITS):

         SUB-ITEM 10a - Not applicable to this filing.

         SUB-ITEM 10b - Certification Exhibits are attached.

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, Seix Funds, Inc. (the "Registrant") has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Seix Funds, Inc.

                  By:      /s/ Christina Seix
                      -------------------------------------------------
                      Christina Seix, Chairman of the Board
                      and Principal Executive Officer

                  Date     July 2, 2003
                       ---------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

                  By:      /s/ Christina Seix
                      -------------------------------------------------
                      Christina Seix, Chairman of the Board
                      and Principal Executive Officer

                  Date     July 2, 2003
                       ---------------------


                  By:      /s/ John Talty
                      ----------------------------------------
                      John Talty, President and Treasurer,
                      Principal Financial Officer

                  Date     July 2, 2003
                       ------------------------